UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

   INVESTMENT COMPANY ACT FILE NUMBERS 811-5690; 811-6618; 811-3169

FIRST INVESTORS SERIES FUND
FIRST INVESTORS SERIES FUND II, INC.
FIRST INVESTORS GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2005

DATE OF REPORTING PERIOD:  JUNE 30, 2005

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
FIRST INVESTORS TOTAL RETURN FUND
June 30, 2005


-----------------------------------------------------------------------------------------------------------------
                Shares    Security                                                                          Value
-----------------------------------------------------------------------------------------------------------------
                          COMMON STOCKS--64.9%
                          Consumer Discretionary--11.0%
                64,800    Blockbuster, Inc. - Class "A"                                                  $590,976
                70,500    Claire's Stores, Inc.                                                         1,695,525
                59,200    Clear Channel Communications, Inc.                                            1,831,056
                74,500 *  Cost Plus, Inc.                                                               1,858,030
                60,000    Dollar General Corporation                                                    1,221,600
                20,400    Domino's Pizza, Inc.                                                            454,104
                 1,500 *  DSW, Inc. - Class "A"                                                            37,425
                30,700 *  GameStop Corporation - Class "A"                                              1,004,197
                15,500    Genuine Parts Company                                                           636,895
                27,100    Harley-Davidson, Inc.                                                         1,344,160
                32,500 *  Helen of Troy, Ltd.                                                             827,450
                36,300    Home Depot, Inc.                                                              1,412,070
                21,000    J.C. Penney Company, Inc. (Holding Co.)                                       1,104,180
                30,800    Kenneth Cole Productions, Inc. - Class "A"                                      958,496
                46,100    Leggett & Platt, Inc.                                                         1,225,338
                27,400 *  Lincoln Educational Services Corporation                                        554,850
                64,900    McDonald's Corporation                                                        1,800,975
                51,300    Movado Group, Inc.                                                              968,544
                23,300    Neiman Marcus Group, Inc. - Class "A"                                         2,258,236
                 3,000    Neiman Marcus Group, Inc. - Class "B"                                           290,100
                62,800 *  Office Depot, Inc.                                                            1,434,352
                66,200    Orient-Express Hotels, Ltd.                                                   2,096,554
                31,800    Oxford Industries, Inc.                                                       1,368,990
                36,500    Polo Ralph Lauren Corporation - Class "A"                                     1,573,515
                45,000    RadioShack Corporation                                                        1,042,650
                16,100    Ross Stores, Inc.                                                               465,451
                19,900    Sherwin-Williams Company                                                        937,091
                37,500 *  Steiner Leisure, Ltd.                                                         1,390,125
                45,300    Viacom, Inc. - Class "B"                                                      1,450,506
-----------------------------------------------------------------------------------------------------------------
                                                                                                       33,833,441
-----------------------------------------------------------------------------------------------------------------
                          Consumer Staples--4.7%
                30,700    Altria Group, Inc.                                                            1,985,062
                10,500    Bunge, Ltd.                                                                     665,700
                15,300    Coca-Cola Company                                                               638,775
                80,400 *  Herbalife, Ltd.                                                               1,737,444
                19,600    Hormel Foods Corporation                                                        574,868
                14,800    Kimberly-Clark Corporation                                                      926,332
               130,200    Nu Skin Enterprises, Inc. - Class "A"                                         3,033,660
                15,300    PepsiCo, Inc.                                                                   825,129
                23,100    Procter & Gamble Company                                                      1,218,525
                16,400 *  Smithfield Foods, Inc.                                                          447,228
                25,235    Tootsie Roll Industries, Inc.                                                   738,124
                23,400    Wal-Mart Stores, Inc.                                                         1,127,880
                22,400    WD-40 Company                                                                   625,632
-----------------------------------------------------------------------------------------------------------------
                                                                                                       14,544,359
-----------------------------------------------------------------------------------------------------------------
                          Energy--5.7%
                19,700    Anadarko Petroleum Corporation                                                1,618,355
                20,700    Ashland, Inc.                                                                 1,487,709
                76,600    Chesapeake Energy Corporation                                                 1,746,480
                24,000    ConocoPhillips                                                                1,379,760
                35,500    ExxonMobil Corporation                                                        2,040,185
                24,200    Noble Corporation                                                             1,488,542
                 5,000 *  Petroleum Helicopters, Inc. - Non Voting Shares                                 117,700
                20,200    Sasol, Ltd. (ADR)                                                               544,996
                46,000    Suncor Energy, Inc.                                                           2,176,720
                18,300 *  Swift Energy Company                                                            655,506
                36,300 *  Transocean, Inc.                                                              1,959,111
                15,900    Unocal Corporation                                                            1,034,295
                36,366    XTO Energy, Inc.                                                              1,236,080
-----------------------------------------------------------------------------------------------------------------
                                                                                                       17,485,439
-----------------------------------------------------------------------------------------------------------------
                          Financials--13.7%
                15,700    American Express Company                                                        835,711
                27,600    American International Group, Inc.                                            1,603,560
                61,006    Bank of America Corporation                                                   2,782,484
                45,900    Citigroup, Inc.                                                               2,121,957
                62,300    Colonial BancGroup, Inc.                                                      1,374,338
                30,500    Comerica, Inc.                                                                1,762,900
                74,000    Doral Financial Corporation                                                   1,223,960
                39,300    Endurance Specialty Holdings, Ltd.                                            1,486,326
                15,600    Fannie Mae                                                                      911,040
                36,500    Independence Community Bank Corporation                                       1,347,945
                47,400    JPMorgan Chase & Company                                                      1,674,168
                14,500    Lehman Brothers Holdings, Inc.                                                1,439,560
               112,500    MBNA Corporation                                                              2,943,000
                32,100    Merrill Lynch & Company, Inc.                                                 1,765,821
                59,800    Montpelier Re Holdings, Ltd.                                                  2,067,884
                27,500    Morgan Stanley                                                                1,442,925
                27,700    National City Corporation                                                       945,124
                69,900    New York Community Bancorp, Inc.                                              1,266,588
                69,000    NewAlliance Bancshares, Inc.                                                    969,450
                69,032    North Fork Bancorporation, Inc.                                               1,939,109
                23,000    Plum Creek Timber Company, Inc. (REIT)                                          834,900
                18,700    Safeco Corporation                                                            1,016,158
                29,900    South Financial Group, Inc.                                                     849,758
                61,800    Sovereign Bancorp, Inc.                                                       1,380,612
                46,200    U.S. Bancorp                                                                  1,349,040
                24,900    U.S.B. Holding Co., Inc.                                                        582,660
                30,900    Wachovia Corporation                                                          1,532,640
                34,000    Washington Mutual, Inc.                                                       1,383,460
                21,500    Wells Fargo & Company                                                         1,323,970
-----------------------------------------------------------------------------------------------------------------
                                                                                                       42,157,048
-----------------------------------------------------------------------------------------------------------------
                          Health Care--9.3%
                49,400    Abbott Laboratories                                                           2,421,094
                18,200    Aetna, Inc.                                                                   1,507,324
                14,200 *  Amgen, Inc.                                                                     858,532
                95,100 *  Boston Scientific Corporation                                                 2,567,700
                 6,000 *  Genentech, Inc.                                                                 481,680
                13,300    Guidant Corporation                                                             895,090
                29,100 *  Impax Laboratories, Inc.                                                        456,870
                30,800    Johnson & Johnson                                                             2,002,000
                21,200 *  Laboratory Corporation of America Holdings                                    1,057,880
                15,100    Medtronic, Inc.                                                                 782,029
                24,700    Merck & Company, Inc.                                                           760,760
                25,300 *  PacifiCare Health Systems, Inc.                                               1,807,685
               100,280    Pfizer, Inc.                                                                  2,765,722
                44,900 *  Priority Healthcare Corporation - Class "B"                                   1,138,664
                15,000    Sanofi-Aventis (ADR)                                                            614,850
                54,700 *  Thermo Electron Corporation                                                   1,469,789
                21,700 *  Triad Hospitals, Inc.                                                         1,185,688
                36,200 *  Waters Corporation                                                            1,345,554
                40,200 *  WellPoint, Inc.                                                               2,799,528
                36,800    Wyeth                                                                         1,637,600
-----------------------------------------------------------------------------------------------------------------
                                                                                                       28,556,039
-----------------------------------------------------------------------------------------------------------------
                          Industrials--6.8%
                20,900    3M Company                                                                    1,511,070
                15,600    Alexander & Baldwin, Inc.                                                       723,060
                45,600    Briggs & Stratton Corporation                                                 1,578,672
                30,600    Cendant Corporation                                                             684,522
                61,200    Chicago Bridge & Iron Company NV - NY Shares                                  1,399,032
                11,100    Eaton Corporation                                                               664,890
                35,450    Engineered Support Systems, Inc.                                              1,270,174
                48,000 *  Gardner Denver, Inc.                                                          1,683,840
                15,300    Harsco Corporation                                                              834,615
                47,100    Honeywell International, Inc.                                                 1,725,273
                53,400    Knoll, Inc.                                                                     913,674
                18,300    Lockheed Martin Corporation                                                   1,187,121
                42,800    Masco Corporation                                                             1,359,328
                52,500 *  Navigant Consulting, Inc.                                                       927,150
                27,600    Northrop Grumman Corporation                                                  1,524,900
                61,300 *  Pinnacle Airlines Corporation                                                   526,567
                18,500    Pitney Bowes, Inc.                                                              805,675
                30,600    United Technologies Corporation                                               1,571,310
-----------------------------------------------------------------------------------------------------------------
                                                                                                       20,890,873
-----------------------------------------------------------------------------------------------------------------
                          Information Technology--8.9%
                30,800    Amphenol Corporation - Class "A"                                              1,237,236
                 4,400    Analog Devices, Inc.                                                            164,164
                61,100 *  Cisco Systems, Inc.                                                           1,167,621
                50,700 *  Electronics for Imaging, Inc.                                                 1,066,728
               107,300 *  EMC Corporation                                                               1,471,083
               115,700 *  Entrust, Inc.                                                                   554,203
                43,076    First Data Corporation                                                        1,729,071
                61,800    Hewlett-Packard Company                                                       1,452,918
                53,700    Intel Corporation                                                             1,399,422
                32,400    International Business Machines Corporation                                   2,404,080
                24,900    Intersil Corporation - Class "A"                                                467,373
                15,300 *  Intuit, Inc.                                                                    690,183
                40,800 *  Lexar Media, Inc.                                                               200,328
                 4,800 *  McAfee, Inc.                                                                    125,664
               107,600    Microsoft Corporation                                                         2,672,784
                92,600    Nokia Corporation - Class "A" (ADR)                                           1,540,864
                40,300 *  palmOne, Inc.                                                                 1,199,731
                81,000 *  Paxar Corporation                                                             1,437,750
                42,200    QUALCOMM, Inc.                                                                1,393,022
                49,500 *  SanDisk Corporation                                                           1,174,635
                19,800    StarTek, Inc.                                                                   325,116
                59,834    Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                              545,687
                29,300 *  Tech Data Corporation                                                         1,072,673
                62,000 *  VERITAS Software Corporation                                                  1,512,800
                10,800    Xilinx, Inc.                                                                    275,400
-----------------------------------------------------------------------------------------------------------------
                                                                                                       27,280,536
-----------------------------------------------------------------------------------------------------------------
                          Materials--3.2%
                30,800    Calgon Carbon Corporation                                                       272,580
                24,500    Dow Chemical Company                                                          1,090,985
                18,900    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                707,615
                38,500    Georgia-Pacific Corporation                                                   1,224,300
                38,200    Lubrizol Corporation                                                          1,604,782
                43,300    MeadWestvaco Corporation                                                      1,214,132
                13,800    PPG Industries, Inc.                                                            866,088
                18,500    Praxair, Inc.                                                                   862,100
                63,800    RPM International, Inc.                                                       1,164,988
                13,200    Weyerhaeuser Company                                                            840,180
-----------------------------------------------------------------------------------------------------------------
                                                                                                        9,847,750
-----------------------------------------------------------------------------------------------------------------
                          Other--.3%
                23,700    Nasdaq - 100 Index Tracking Stock                                               871,923
-----------------------------------------------------------------------------------------------------------------
                          Telecommunication Services--.6%
                42,800    SBC Communications, Inc.                                                      1,016,500
                23,100    Verizon Communications, Inc.                                                    798,105
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,814,605
-----------------------------------------------------------------------------------------------------------------
                          Utilities--.7%
                35,300    Atmos Energy Corporation                                                      1,016,640
                23,000    Consolidated Edison, Inc.                                                     1,077,320
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,093,960
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $164,840,957)                                                      199,375,973
-----------------------------------------------------------------------------------------------------------------
                          CORPORATE BONDS--16.2%
                          Aerospace/Defense--.2%
                  $500 M  Precision Castparts Corp., 5.6%, 2013                                           519,913
-----------------------------------------------------------------------------------------------------------------
                          Automotive--.3%
                          DaimlerChrysler NA Holdings Corp.:
                   350 M    8%, 2010                                                                      396,029
                   350 M    6.5%, 2013                                                                    379,388
-----------------------------------------------------------------------------------------------------------------
                                                                                                          775,417
-----------------------------------------------------------------------------------------------------------------
                          Chemicals--.3%
                   698 M  Rohm & Haas Co., 7.4%, 2009                                                     776,774
-----------------------------------------------------------------------------------------------------------------
                          Consumer Non Durables--.3%
                   900 M  Clorox Co., 6.125%, 2011                                                        981,544
-----------------------------------------------------------------------------------------------------------------
                          Financial--2.1%
                          CIT Group, Inc.:
                   500 M    4.75%, 2010                                                                   506,380
                   750 M    7.75%, 2012                                                                   880,808
                 1,250 M  ERAC USA Finance Enterprise Co., 7.35%, 2008 +                                1,349,583
                          Ford Motor Credit Co.:
                   500 M    7.75%, 2007                                                                   509,915
                   250 M    6.625%, 2008                                                                  247,074
                          General Motors Acceptance Corp.:
                   500 M    6.125%, 2006                                                                  500,500
                   650 M    7.75%, 2010                                                                   635,999
                   750 M  Household Finance Corp., 6.5%, 2008                                             801,112
                   885 M  SLM Corp., 5%, 2015                                                             907,365
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,338,736
-----------------------------------------------------------------------------------------------------------------
                          Financial Services--1.8%
                          Bank of America Corp.:
                   500 M    6.5%, 2011                                                                    544,790
                   500 M    7.4%, 2011                                                                    572,898
                   638 M  Bank United Corp., 8%, 2009                                                     717,102
                 1,000 M  Lincoln National Corp., 6.5%, 2008                                            1,066,462
                   725 M  Manufacturers & Traders Trust Co., 8%, 2010                                     853,275
                   853 M  National City Bank of Kentucky, 6.3%, 2011                                      941,384
                   737 M  Washington Mutual, Inc., 8.25%, 2010                                            847,272
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,543,183
-----------------------------------------------------------------------------------------------------------------
                          Food/Beverage/Tobacco--1.1%
                          Bottling Group, LLC Series "B":
                   950 M    4.625%, 2012                                                                  965,775
                   200 M    5%, 2013                                                                      207,244
                 1,000 M  Coca-Cola Co., 5.75%, 2011                                                    1,074,367
                 1,030 M  Coca-Cola Enterprises, Inc., 7.125%, 2009                                     1,144,589
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,391,975
-----------------------------------------------------------------------------------------------------------------
                          Food/Drug--.9%
                   600 M  Delhaize America, Inc., 8.125%, 2011                                            675,950
                 1,000 M  Kroger Co., 7.8%, 2007                                                        1,068,874
                   996 M  Safeway, Inc., 7%, 2007                                                       1,047,215
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,792,039
-----------------------------------------------------------------------------------------------------------------
                          Forest Products/Containers--.6%
                 1,100 M  International Paper Co., 6.75%, 2011                                          1,200,570
                   700 M  Weyerhaeuser Co., 6.75%, 2012                                                   771,214
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,971,784
-----------------------------------------------------------------------------------------------------------------
                          Gaming/Leisure--.3%
                   750 M  MGM Mirage, Inc., 8.5%, 2010                                                    836,250
-----------------------------------------------------------------------------------------------------------------
                          Health Care--.6%
                 1,000 M  HCA, Inc., 5.25%, 2008                                                        1,001,275
                   800 M  Wyeth, 6.95%, 2011                                                              895,118
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,896,393
-----------------------------------------------------------------------------------------------------------------
                          Information Technology--.5%
                 1,455 M  International Business Machines Corp., 5.4%, 2009                             1,522,144
-----------------------------------------------------------------------------------------------------------------
                          Manufacturing--.6%
                   700 M  Newell Rubbermaid, Inc., 6.75%, 2012                                            770,080
                   900 M  United Technologies Corp., 7.125%, 2010                                       1,025,946
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,796,026
-----------------------------------------------------------------------------------------------------------------
                          Media - Broadcasting--.8%
                          Comcast Cable Communications, Inc.:
                   705 M    8.375%, 2007                                                                  756,614
                   750 M    7.125%, 2013                                                                  860,845
                   800 M  Cox Communications, Inc., 5.5%, 2015                                            817,838
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,435,297
-----------------------------------------------------------------------------------------------------------------
                          Media - Diversified--.5%
                   750 M  AOL Time Warner, Inc., 6.75%, 2011                                              832,140
                   705 M  Viacom, Inc., 8.625%, 2012                                                      826,821
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,658,961
-----------------------------------------------------------------------------------------------------------------
                          Metals/Mining--.5%
                 1,000 M  Alcoa, Inc., 6%, 2012                                                         1,084,449
                   500 M  Thiokol Corp., 6.625%, 2008                                                     529,871
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,614,320
-----------------------------------------------------------------------------------------------------------------
                          Real Estate Investment Trusts--1.4%
                   910 M  AvalonBay Communities, Inc., 6.875%, 2007                                       960,670
                   750 M  Boston Properties, Inc., 5%, 2015                                               751,257
                   700 M  EOP Operating LP, 8.1%, 2010                                                    807,512
                   700 M  Mack-Cali Realty LP, 7.75%, 2011                                                802,008
                   800 M  Simon Property Group LP, 7.375%, 2018                                           944,534
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,265,981
-----------------------------------------------------------------------------------------------------------------
                          Retail - General Merchandise--.4%
                   500 M  Federated Department Stores, Inc., 7.45%, 2017                                  603,890
                   600 M  Target Corp., 7.5%, 2010                                                        690,368
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,294,258
-----------------------------------------------------------------------------------------------------------------
                          Telecommunications--.4%
                   600 M  SBC Communications, Inc., 6.25%, 2011                                           651,565
                   600 M  Verizon New York, Inc., 6.875%, 2012                                            664,005
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,315,570
-----------------------------------------------------------------------------------------------------------------
                          Transportation--.8%
                          Burlington Northern Santa Fe Corp.:
                   250 M    6.75%, 2011                                                                   279,715
                   700 M    4.875%, 2015                                                                  710,648
                   400 M  Canadian National Railway Co., 6.45%, 2006                                      409,065
                 1,000 M  Union Pacific Corp., 7.375%, 2009                                             1,113,116
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,512,544
-----------------------------------------------------------------------------------------------------------------
                          Utilities--1.4%
                   750 M  Consumers Energy Co., 6.375%, 2008                                              786,647
                   800 M  DPL, Inc., 6.875%, 2011                                                         868,000
                   750 M  Duke Capital Corp., 8%, 2019                                                    930,344
                   750 M  Nisource Finance Corp., 7.875%, 2010                                            862,760
                   900 M  PP&L Capital Funding, Inc., 8.375%, 2007                                        966,264
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,414,015
-----------------------------------------------------------------------------------------------------------------
                          Waste Management--.4%
                 1,000 M  Waste Management, Inc., 6.875%, 2009                                          1,083,559
-----------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $48,695,879)                                                      49,736,683
-----------------------------------------------------------------------------------------------------------------
                          MORTGAGE-BACKED CERTIFICATES--5.9%
                          Fannie Mae--3.5%
                 6,109 M  5.5%, 4/1/33 - 10/1/33                                                        6,200,294
                 1,572 M  6.5%, 11/1/33                                                                 1,638,508
                 2,835 M  7%, 3/1/32 - 8/1/32                                                           3,019,494
-----------------------------------------------------------------------------------------------------------------
                                                                                                       10,858,296
-----------------------------------------------------------------------------------------------------------------
                          Freddie Mac--1.1%
                 1,823 M  5.5%, 7/1/33                                                                  1,850,458
                   763 M  6%, 9/1/32                                                                      784,007
                   853 M  6.5%, 1/1/34                                                                    883,522
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,517,987
-----------------------------------------------------------------------------------------------------------------
                          Government National Mortgage Association I Program--1.3%
                 2,894 M  5.5%, 4/15/33 - 8/15/33                                                       2,969,172
                   421 M  6%, 9/15/34                                                                     434,414
                   416 M  6.5%, 7/15/28                                                                   435,508
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,839,094
-----------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $18,072,395)                                         18,215,377
-----------------------------------------------------------------------------------------------------------------
                          MUNICIPAL BONDS--5.8%
                   300 M  Chaska MN Electric Facs. Rev. Bonds, 5%, 2030                                   313,125
                 2,000 M  Connecticut State Health & Edl. Facs. Auth. Rev. Bonds, 5%, 2020              2,195,000
                 2,000 M  Jefferson Cnty. AL Ltd. Oblig. Sch. Wts. Rev. Bonds, 5%, 2024                 2,097,500
                 5,000 M  Lee Cnty. FL Trans. Facs. Rev. Bonds (Sanibel Brdgs. & Causeway), 5%, 2035    5,300,000
                 4,500 M  Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds, 5%, 2035                 4,668,750
                 1,500 M  Tobacco Settlement Financing Corp., NJ, Rev. Bonds, 6.75%, 2039               1,676,250
-----------------------------------------------------------------------------------------------------------------
                 1,295 M  University of California Rev. Bonds, 5%, 2013                                 1,437,450
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $17,294,745)                                                      17,688,075
-----------------------------------------------------------------------------------------------------------------
                          CONVERTIBLE PREFERRED STOCKS--.6%
                          Financials--.5%
                15,400    Chubb Corporation, 7%, 2006 - Series "B"                                        494,725
                16,400    Hartford Financial Services Group, Inc., 6%, 2006 - Class "A"                 1,111,100
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,605,825
-----------------------------------------------------------------------------------------------------------------
                          Health Care--.1%
                 5,800    Baxter International, Inc., 7%, 2006                                            321,175
-----------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $1,477,622)                                           1,927,000
-----------------------------------------------------------------------------------------------------------------
                          U.S. GOVERNMENT AGENCY OBLIGATIONS--3.1%
                $5,000 M  Fannie Mae, 5.4%, 2013                                                        5,002,240
                 4,650 M  Federal Farm Credit Bank, 4.94%, 2012                                         4,650,949
-----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $9,654,650)                                     9,653,189
-----------------------------------------------------------------------------------------------------------------
                          PASS THROUGH CERTIFICATES--.4%
                          Transportation
                   746 M  Continental Airlines, Inc., 8.388%, 2020                                        619,022
                   582 M  NWA Trust, 10.23%, 2012                                                         473,000
-----------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,386,763)                                              1,092,022
-----------------------------------------------------------------------------------------------------------------
                          WARRANTS--.0%
                          Information Technology
                 3,736 *  Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                           2,877
-----------------------------------------------------------------------------------------------------------------
                          SHORT-TERM CORPORATE NOTES--.5%
                $1,400 M  General Electric Capital Corp.,
                          3.2%, 7/7/05 (cost $1,399,253)                                                1,399,253
-----------------------------------------------------------------------------------------------------------------
                          SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--2.7%
                 8,300 M  U.S. Treasury Bills, 2.67%, 7/7/05 (cost $8,296,304)                          8,296,304
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $271,118,568)                                             100.0%     307,386,753
Excess of Liabilities Over Other Assets                                                       .0          (56,905)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%    $307,329,848
=================================================================================================================

* Non-income producing

+ Security exempt from registration under rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 2005, the Fund held one security with a value of $1,349,583 representing .4% of the Fund's net assets.

Summary of Abbreviations:
   ADR  American Depositary Receipts

At June 30, 2005, the cost of investments for federal income tax purposes was $273,160,490. Accumulated net unrealized appreciation on investments was $33,226,263, consisting of $40,555,832 gross unrealized appreciation and $7,329,569 gross unrealized depreciation.

Portfolio of Investments (unaudited)
FIRST INVESTORS VALUE FUND
June 30, 2005


-----------------------------------------------------------------------------------------------------------------
                Shares    Security                                                                          Value
-----------------------------------------------------------------------------------------------------------------
                          COMMON STOCKS--88.9%
                          Consumer Discretionary--14.7%
                93,900    Bob Evans Farms, Inc.                                                        $2,189,748
                80,000    Clear Channel Communications, Inc.                                            2,474,400
                47,000    Dollar General Corporation                                                      956,920
                46,200    Genuine Parts Company                                                         1,898,358
                23,400    Hancock Fabrics, Inc.                                                           155,376
                53,100    Home Depot, Inc.                                                              2,065,590
                47,000    J.C. Penney Company, Inc. (Holding Co.)                                       2,471,260
                45,400    Jones Apparel Group, Inc.                                                     1,409,216
                24,500    Kenneth Cole Productions, Inc. - Class "A"                                      762,440
                70,974    Kimball International, Inc. - Class "B"                                         936,857
                39,100    Lee Enterprises, Inc.                                                         1,567,519
                75,300    Leggett & Platt, Inc.                                                         2,001,474
                26,600    Liberty Corporation                                                             979,146
                18,000    Liz Claiborne, Inc.                                                             715,680
                24,400    Magna International, Inc. - Class "A"                                         1,716,296
               109,300    McDonald's Corporation                                                        3,033,075
                95,700    Natuzzi SpA (ADR)                                                               778,998
                66,600    New York Times Company - Class "A"                                            2,074,590
                35,300    Newell Rubbermaid, Inc.                                                         841,552
                36,000    OshKosh B'Gosh, Inc. - Class "A"                                                935,640
                28,200    Outback Steakhouse, Inc.                                                      1,275,768
               162,900    Pearson PLC (ADR)                                                             1,935,252
                63,700    Talbots, Inc.                                                                 2,068,339
                68,300    Tribune Company                                                               2,402,794
               116,800    Walt Disney Company                                                           2,941,024
-----------------------------------------------------------------------------------------------------------------
                                                                                                       40,587,312
-----------------------------------------------------------------------------------------------------------------
                          Consumer Staples--8.1%
                37,200    Brown-Forman Corporation - Class "B"                                          2,249,112
                62,100    Coca-Cola Company                                                             2,592,675
                73,800    ConAgra Foods, Inc.                                                           1,709,208
                26,241 *  Del Monte Foods Company                                                         282,616
                42,200    Diageo PLC (ADR)                                                              2,502,460
                23,900    Fomento Economico Mexicano SA de CV (ADR)                                     1,423,723
                49,200    H.J. Heinz Company                                                            1,742,664
                28,300    Kimberly-Clark Corporation                                                    1,771,297
                52,500    Ruddick Corporation                                                           1,340,325
               105,500    Sara Lee Corporation                                                          2,089,955
                58,200    Tasty Baking Company                                                            474,330
                49,500    UST, Inc.                                                                     2,260,170
                43,100    Wal-Mart Stores, Inc.                                                         2,077,420
-----------------------------------------------------------------------------------------------------------------
                                                                                                       22,515,955
-----------------------------------------------------------------------------------------------------------------
                          Energy--9.1%
                27,600    Anadarko Petroleum Corporation                                                2,267,340
                39,000    BP PLC (ADR)                                                                  2,432,820
                40,400    Chevron Corporation                                                           2,259,168
                58,000    ConocoPhillips                                                                3,334,420
                47,900    Diamond Offshore Drilling, Inc.                                               2,559,297
                23,424    Kerr-McGee Corporation                                                        1,787,485
                55,700    Marathon Oil Corporation                                                      2,972,709
                41,200    Royal Dutch Petroleum Company - NY Shares (ADR)                               2,673,880
                52,600    Tidewater, Inc.                                                               2,005,112
                46,500    Unocal Corporation                                                            3,024,825
-----------------------------------------------------------------------------------------------------------------
                                                                                                       25,317,056
-----------------------------------------------------------------------------------------------------------------
                          Financials--24.2%
                46,000    A.G. Edwards, Inc.                                                            2,076,900
                14,600    ACE, Ltd.                                                                       654,810
                52,600    Allstate Corporation                                                          3,142,850
                62,400    AmSouth Bancorporation                                                        1,622,400
                98,700    Amvescap PLC (ADR)                                                            1,185,387
                84,500    Aon Corporation                                                               2,115,880
                35,100    Assured Guaranty, Ltd.                                                          819,936
               117,700    Bank Mutual Corporation                                                       1,301,762
                58,864    Bank of America Corporation                                                   2,684,787
                90,000    Bank of New York Company, Inc.                                                2,590,200
                75,700    Brascan Corporation - Class "A"                                               2,888,712
                50,247    Cincinnati Financial Corporation                                              1,987,771
                34,200    Comerica, Inc.                                                                1,976,760
                38,500    CRT Properties, Inc. (REIT)                                                   1,051,050
                56,900    Eagle Hospitality Properties Trust, Inc.                                        518,359
                 9,900    Endurance Specialty Holdings, Ltd.                                              374,418
                34,200    Erie Indemnity Company - Class "A"                                            1,855,350
                30,300    FBL Financial Group, Inc. - Class "A"                                           836,583
                78,400    Hudson City Bancorp, Inc.                                                       894,544
                33,600    Jefferson-Pilot Corporation                                                   1,694,112
                75,500    JPMorgan Chase & Company                                                      2,666,660
                56,400    KeyCorp                                                                       1,869,660
                30,700    Lincoln National Corporation                                                  1,440,444
                65,300    MBNA Corporation                                                              1,708,248
                48,600    Merrill Lynch & Company, Inc.                                                 2,673,486
                37,700    Montpelier Re Holdings, Ltd.                                                  1,303,666
                48,300    Morgan Stanley                                                                2,534,301
                96,300    NewAlliance Bancshares, Inc.                                                  1,353,015
                46,100    North Fork Bancorporation, Inc.                                               1,294,949
                21,800    One Liberty Properties, Inc. (REIT)                                             451,478
                50,900    Plum Creek Timber Company, Inc. (REIT)                                        1,847,670
                32,400    PNC Financial Services Group, Inc.                                            1,764,504
                51,300    Protective Life Corporation                                                   2,165,886
                58,700    PXRE Group, Ltd.                                                              1,480,414
                77,100    Regions Financial Corporation                                                 2,612,148
                38,100    Sky Financial Group, Inc.                                                     1,073,658
                27,500    SunTrust Banks, Inc.                                                          1,986,600
                20,300    T. Rowe Price Group, Inc.                                                     1,270,780
                26,079    TD Banknorth, Inc.                                                              777,154
                38,600    Wells Fargo & Company                                                         2,376,988
-----------------------------------------------------------------------------------------------------------------
                                                                                                       66,924,280
-----------------------------------------------------------------------------------------------------------------
                          Health Care--5.4%
                52,400    Abbott Laboratories                                                           2,568,124
                50,500    Bristol-Myers Squibb Company                                                  1,261,490
                41,100    GlaxoSmithKline PLC (ADR)                                                     1,993,761
                36,900    Johnson & Johnson                                                             2,398,500
                33,200    Novartis AG (ADR)                                                             1,575,008
                89,500    Pfizer, Inc.                                                                  2,468,410
                82,100    Schering-Plough Corporation                                                   1,564,826
                16,068 *  WellPoint, Inc.                                                               1,118,976
-----------------------------------------------------------------------------------------------------------------
                                                                                                       14,949,095
-----------------------------------------------------------------------------------------------------------------
                          Industrials--7.3%
                23,000    A.O. Smith Corporation                                                          614,330
                29,800    Adesa, Inc.                                                                     648,746
                 2,600    Alexander & Baldwin, Inc.                                                       120,510
                34,800    Baldor Electric Company                                                         846,336
                45,100    Dover Corporation                                                             1,640,738
                53,700    Federal Signal Corporation                                                      837,720
                22,200    General Dynamics Corporation                                                  2,431,788
                66,300    Honeywell International, Inc.                                                 2,428,569
                67,200    Masco Corporation                                                             2,134,272
                63,300    Norfolk Southern Corporation                                                  1,959,768
                69,800    Pall Corporation                                                              2,119,128
                47,700    Pitney Bowes, Inc.                                                            2,077,335
                16,300    SPX Corporation                                                                 749,474
                21,100    Stewart & Stevenson Services, Inc.                                              478,126
                18,900    Teleflex, Inc.                                                                1,122,093
-----------------------------------------------------------------------------------------------------------------
                                                                                                       20,208,933
-----------------------------------------------------------------------------------------------------------------
                          Information Technology--4.7%
                53,300    Automatic Data Processing, Inc.                                               2,237,001
                86,600    AVX Corporation                                                               1,049,592
                 6,381 *  Freescale Semiconductor, Inc. - Class "B"                                       135,150
                97,900    Hewlett-Packard Company                                                       2,301,629
                41,200    Intersil Corporation - Class "A"                                                773,324
                72,900    Methode Electronics, Inc. - Class "A"                                           865,323
                57,800    Motorola, Inc.                                                                1,055,428
                84,000    Nokia Corporation - Class "A" (ADR)                                           1,397,760
                28,200 *  palmOne, Inc.                                                                   839,514
                30,600    Paychex, Inc.                                                                   995,724
                92,000 *  Planar Systems, Inc.                                                            676,200
                57,400    Woodhead Industries, Inc.                                                       723,814
-----------------------------------------------------------------------------------------------------------------
                                                                                                       13,050,459
-----------------------------------------------------------------------------------------------------------------
                          Materials--7.1%
                31,500    Air Products & Chemicals, Inc.                                                1,899,450
                40,200    Albemarle Corporation                                                         1,466,094
                51,700    Alcoa, Inc.                                                                   1,350,921
                56,600    Compass Minerals International, Inc.                                          1,324,440
                53,000    Du Pont (E.I.) de Nemours & Company                                           2,279,530
                85,600    Glatfelter                                                                    1,061,440
                42,700    Great Lakes Chemical Corporation                                              1,343,769
                62,300    Lubrizol Corporation                                                          2,617,223
                34,900    MeadWestvaco Corporation                                                        978,596
                73,830    Myers Industries, Inc.                                                          922,875
               122,200    Sappi, Ltd. (ADR)                                                             1,322,204
                78,900    Sonoco Products Company                                                       2,090,850
                14,500    Vulcan Materials Company                                                        942,355
-----------------------------------------------------------------------------------------------------------------
                                                                                                       19,599,747
-----------------------------------------------------------------------------------------------------------------
                          Telecommunication Services--3.8%
                 9,651    ALLTEL Corporation                                                              601,064
                62,300    BellSouth Corporation                                                         1,655,311
                60,400    CT Communications, Inc.                                                         788,220
                46,300    D&E Communications, Inc.                                                        449,110
                60,100    Nippon Telegraph and Telephone Corporation (ADR)                              1,290,347
                67,400    SBC Communications, Inc.                                                      1,600,750
                17,200    SureWest Communications                                                         441,180
                24,000    Telephone & Data Systems, Inc.                                                  979,440
                24,000    Telephone & Data Systems, Inc. - Special Shares                                 920,160
                48,528    Verizon Communications, Inc.                                                  1,676,642
-----------------------------------------------------------------------------------------------------------------
                                                                                                       10,402,224
-----------------------------------------------------------------------------------------------------------------
                          Utilities--4.5%
                34,550    American States Water Company                                                 1,014,734
                39,200    KeySpan Corporation                                                           1,595,440
                44,300    MDU Resources Group, Inc.                                                     1,247,930
                78,000    NiSource, Inc.                                                                1,928,940
                37,700    Northwest Natural Gas Company                                                 1,441,648
                40,300    ONEOK, Inc.                                                                   1,315,795
                51,200    Southwest Gas Corporation                                                     1,306,112
                48,700    United Utilities PLC (ADR)                                                    1,165,391
                47,800    Vectren Corporation                                                           1,373,294
-----------------------------------------------------------------------------------------------------------------
                                                                                                       12,389,284
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $193,271,870)                                                      245,944,345
-----------------------------------------------------------------------------------------------------------------
                          CONVERTIBLE PREFERRED STOCKS--1.6%
                          Financials
                49,200    Chubb Corporation, 7%, 2005 - Series "A"                                      1,585,224
                26,000    Lehman Brothers Holdings, Inc., 6.25%, 2007 - Series "GIS"                      663,000
                10,100    State Street Corporation, 6.75%, 2006                                         2,180,459
-----------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $3,874,328)                                           4,428,683
-----------------------------------------------------------------------------------------------------------------
                          PREFERRED STOCKS--.5%
                          Telecommunication Services--.3%
                27,300    Verizon South, Inc., 7%, 2041 - Series "F"                                      705,159
-----------------------------------------------------------------------------------------------------------------
                          Utilities--.2%
                22,300    Entergy Louisiana, Inc., 7.6%, 2032                                             584,483
-----------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $1,253,436)                                                       1,289,642
-----------------------------------------------------------------------------------------------------------------
                          CORPORATE BONDS--.2%
                          Utilities
                  $500 M  Union Electric Co., 6.75%, 2008 (cost $499,428)                                 532,257
-----------------------------------------------------------------------------------------------------------------
                          SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--3.8%
                10,690 M  Fannie Mae, 3.12%, 7/13/05 (cost $10,678,874)                                10,678,874
-----------------------------------------------------------------------------------------------------------------
                          SHORT-TERM CORPORATE NOTES--3.6%
                 5,400 M  ChevronTexaco Funding Corp., 3.02%, 7/5/05                                    5,398,186
                 4,500 M  Toyota Motor Credit Corp., 3.2%, 7/22/05                                      4,491,590
-----------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $9,889,776)                                             9,889,776
-----------------------------------------------------------------------------------------------------------------
                          SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--1.2%
                 3,400 M  U.S. Treasury Bills, 2.67%, 7/7/05 (cost $3,398,486)                          3,398,486
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $222,866,198)                                         99.8%          276,162,063
Other Assets, Less Liabilities                                                           .2               500,197
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0%         $276,662,260
=================================================================================================================


* Non-income producing

Summary of Abbreviations:
   ADR   American Depositary Receipts
   REIT  Real Estate Investment Trust

At June 30, 2005, the cost of investments for federal income tax purposes was $222,885,302. Accumulated net unrealized appreciation on investments was $53,276,761, consisting of $55,351,105 gross unrealized appreciation and $2,074,344 gross unrealized depreciation.

Portfolio of Investments (unaudited)
FIRST INVESTORS BLUE CHIP FUND
June 30, 2005


-----------------------------------------------------------------------------------------------------------------
                Shares    Security                                                                          Value
-----------------------------------------------------------------------------------------------------------------
                          COMMON STOCKS--97.6%
                          Consumer Discretionary--12.2%
                21,200    Best Buy Company, Inc.                                                       $1,453,260
                31,500    Carnival Corporation                                                          1,718,325
                39,600    Clear Channel Communications, Inc.                                            1,224,828
                71,996 *  Comcast Corporation - Class "A"                                               2,210,277
                48,900 *  Comcast Corporation - Special Class "A"                                       1,464,555
                55,300    Eastman Kodak Company                                                         1,484,805
                31,500 *  eBay, Inc.                                                                    1,039,815
                99,200    Gap, Inc.                                                                     1,959,200
               141,600    Hilton Hotels Corporation                                                     3,377,160
               130,200    Home Depot, Inc.                                                              5,064,780
                49,100 *  Kohl's Corporation                                                            2,745,181
                48,700    Lowe's Companies, Inc.                                                        2,835,314
               101,100    McDonald's Corporation                                                        2,805,525
               158,600    News Corporation - Class "A"                                                  2,566,148
                33,100    NIKE, Inc. - Class "B"                                                        2,866,460
               121,300 *  Office Depot, Inc.                                                            2,770,492
                73,800    Target Corporation                                                            4,015,458
               258,300 *  Time Warner, Inc.                                                             4,316,193
                52,800    TJX Companies, Inc.                                                           1,285,680
                40,300    Tribune Company                                                               1,417,754
               125,200    Viacom, Inc. - Class "B"                                                      4,008,904
               137,000    Walt Disney Company                                                           3,449,660
                29,600    Yum! Brands, Inc.                                                             1,541,568
-----------------------------------------------------------------------------------------------------------------
                                                                                                       57,621,342
-----------------------------------------------------------------------------------------------------------------
                          Consumer Staples--9.9%
                81,100    Altria Group, Inc.                                                            5,243,926
                25,700    Anheuser-Busch Companies, Inc.                                                1,175,775
               142,900    Coca-Cola Company                                                             5,966,075
                54,300    Coca-Cola Enterprises, Inc.                                                   1,195,143
                20,900    Corn Products International, Inc.                                               496,584
                36,800    Costco Wholesale Corporation                                                  1,649,376
                95,600    CVS Corporation                                                               2,779,092
                32,900    General Mills, Inc.                                                           1,539,391
                18,400    Gillette Company                                                                931,592
                25,800    Hershey Company                                                               1,602,180
                55,800    Kimberly-Clark Corporation                                                    3,492,522
               104,100    PepsiCo, Inc.                                                                 5,614,113
               112,100    Procter & Gamble Company                                                      5,913,275
                54,300    Walgreen Company                                                              2,497,257
               146,100    Wal-Mart Stores, Inc.                                                         7,042,020
-----------------------------------------------------------------------------------------------------------------
                                                                                                       47,138,321
-----------------------------------------------------------------------------------------------------------------
                          Energy--8.5%
                39,600    BP PLC (ADR)                                                                  2,470,248
               172,200    Chevron Corporation                                                           9,629,424
                66,000    ConocoPhillips                                                                3,794,340
                46,300    Devon Energy Corporation                                                      2,346,484
               204,300    ExxonMobil Corporation                                                       11,741,121
                55,700    Halliburton Company                                                           2,663,574
                42,100    Schlumberger, Ltd.                                                            3,197,074
                55,100 *  Transocean, Inc.                                                              2,973,747
                14,600    Valero Energy Corporation                                                     1,155,006
-----------------------------------------------------------------------------------------------------------------
                                                                                                       39,971,018
-----------------------------------------------------------------------------------------------------------------
                          Financials--18.4%
                55,500    ACE, Ltd.                                                                     2,489,175
                59,000    Allstate Corporation                                                          3,525,250
                84,900    American Express Company                                                      4,519,227
               100,800    American International Group, Inc.                                            5,856,480
               186,166    Bank of America Corporation                                                   8,491,031
               117,700    Bank of New York Company, Inc.                                                3,387,406
                   750 *  Berkshire Hathaway, Inc. - Class "B"                                          2,087,625
                55,300    Capital One Financial Corporation                                             4,424,553
                28,600    Chubb Corporation                                                             2,448,446
               250,500    Citigroup, Inc.                                                              11,580,615
                28,600    Fannie Mae                                                                    1,670,240
                40,500    Freddie Mac                                                                   2,641,815
                29,300    Goldman Sachs Group, Inc.                                                     2,989,186
               170,968    JPMorgan Chase & Company                                                      6,038,590
                40,500    Marsh & McLennan Companies, Inc.                                              1,121,850
               112,300    MBNA Corporation                                                              2,937,768
                56,500    Merrill Lynch & Company, Inc.                                                 3,108,065
                80,300    Morgan Stanley                                                                4,213,341
                58,200    New York Community Bancorp, Inc.                                              1,054,584
                 7,000    U.S. Bancorp                                                                    204,400
                64,300    UnumProvident Corporation                                                     1,177,976
                67,600    Wachovia Corporation                                                          3,352,960
                70,200    Washington Mutual, Inc.                                                       2,856,438
                65,000    Wells Fargo & Company                                                         4,002,700
                18,400    Willis Group Holdings, Ltd.                                                     602,048
-----------------------------------------------------------------------------------------------------------------
                                                                                                       86,781,769
-----------------------------------------------------------------------------------------------------------------
                          Health Care--13.0%
                93,500    Abbott Laboratories                                                           4,582,435
                33,800    Aetna, Inc.                                                                   2,799,316
                83,200 *  Amgen, Inc.                                                                   5,030,272
                95,700 *  Boston Scientific Corporation                                                 2,583,900
               180,500    Bristol-Myers Squibb Company                                                  4,508,890
                17,600 *  Coventry Health Care, Inc.                                                    1,245,200
               157,000    Johnson & Johnson                                                            10,205,000
                80,700    Medtronic, Inc.                                                               4,179,453
                69,600    Merck & Company, Inc.                                                         2,143,680
                97,800    Novartis AG (ADR)                                                             4,639,632
               367,060    Pfizer, Inc.                                                                 10,123,515
                36,800    Teva Pharmaceutical Industries, Ltd. (ADR)                                    1,145,952
                26,400 *  Triad Hospitals, Inc.                                                         1,442,496
                80,800    UnitedHealth Group, Inc.                                                      4,212,912
                60,100    Wyeth                                                                         2,674,450
-----------------------------------------------------------------------------------------------------------------
                                                                                                       61,517,103
-----------------------------------------------------------------------------------------------------------------
                          Industrials--12.5%
                47,300    3M Company                                                                    3,419,790
                44,200    Boeing Company                                                                2,917,200
                44,300    Caterpillar, Inc.                                                             4,222,233
               114,800    Cendant Corporation                                                           2,568,076
                33,000    Dover Corporation                                                             1,200,540
                38,100    Emerson Electric Company                                                      2,386,203
               409,000    General Electric Company                                                     14,171,850
                55,300    Honeywell International, Inc.                                                 2,025,639
                36,100    ITT Industries, Inc.                                                          3,524,443
                59,200    Lockheed Martin Corporation                                                   3,840,304
                73,700    Masco Corporation                                                             2,340,712
                42,800    Northrop Grumman Corporation                                                  2,364,700
               139,200    Tyco International, Ltd.                                                      4,064,640
                36,800    Union Pacific Corporation                                                     2,384,640
                37,400    United Parcel Service, Inc. - Class "B"                                       2,586,584
                94,800    United Technologies Corporation                                               4,867,980
-----------------------------------------------------------------------------------------------------------------
                                                                                                       58,885,534
-----------------------------------------------------------------------------------------------------------------
                          Information Technology--16.4%
                53,600 *  Accenture, Ltd. - Class "A"                                                   1,215,112
                34,500    Analog Devices, Inc.                                                          1,287,195
                22,000 *  Apple Computer, Inc.                                                            809,820
                77,100    Applied Materials, Inc.                                                       1,247,478
                66,100 *  ASML Holding NV - NY Shares                                                   1,035,126
                29,300    Automatic Data Processing, Inc.                                               1,229,721
               298,200 *  Cisco Systems, Inc.                                                           5,698,602
               136,300 *  Corning, Inc.                                                                 2,265,306
               142,800 *  Dell, Inc.                                                                    5,642,028
               338,600 *  EMC Corporation                                                               4,642,206
                93,200    First Data Corporation                                                        3,741,048
               110,900    Hewlett-Packard Company                                                       2,607,259
               320,200    Intel Corporation                                                             8,344,412
                66,500    International Business Machines Corporation                                   4,934,300
               505,300    Microsoft Corporation                                                        12,551,652
               136,200    Motorola, Inc.                                                                2,487,012
               110,500    National Semiconductor Corporation                                            2,434,315
               171,000    Nokia Corporation - Class "A" (ADR)                                           2,845,440
               192,900 *  Oracle Corporation                                                            2,546,280
                40,500    QUALCOMM, Inc.                                                                1,336,905
                92,000 *  SanDisk Corporation                                                           2,183,160
                74,400 *  Sybase, Inc.                                                                  1,365,240
               109,900    Texas Instruments, Inc.                                                       3,084,893
                57,900 *  Veritas Software Corporation                                                  1,412,760
                55,300 *  Xerox Corporation                                                               762,587
-----------------------------------------------------------------------------------------------------------------
                                                                                                       77,709,857
-----------------------------------------------------------------------------------------------------------------
                          Materials--2.6%
                59,000    Alcoa, Inc.                                                                   1,541,670
                53,722    Cemex SA de CV (ADR)                                                          2,278,887
                66,300    Dow Chemical Company                                                          2,952,339
                44,100    DuPont (E.I.) de Nemours & Company                                            1,896,741
                66,200    International Paper Company                                                   1,999,902
                18,300    Newmont Mining Corporation                                                      714,249
                 7,300    Phelps Dodge Corporation                                                        675,250
-----------------------------------------------------------------------------------------------------------------
                                                                                                       12,059,038
-----------------------------------------------------------------------------------------------------------------
                          Telecommunication Services--2.6%
               119,500 *  Nextel Communications, Inc. - Class "A"                                       3,861,045
               135,800    SBC Communications, Inc.                                                      3,225,250
                54,900    Sprint Corporation                                                            1,377,441
               110,900    Verizon Communications, Inc.                                                  3,831,595
-----------------------------------------------------------------------------------------------------------------
                                                                                                       12,295,331
-----------------------------------------------------------------------------------------------------------------
                          Utilities--1.5%
               160,700    Duke Energy Corporation                                                       4,777,611
                74,400    ONEOK, Inc.                                                                   2,429,160
-----------------------------------------------------------------------------------------------------------------
                                                                                                        7,206,771
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $359,333,692)                                                      461,186,084
-----------------------------------------------------------------------------------------------------------------
                          SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--.3%
                $1,400 M  U.S. Treasury Bills, 2.67%, 7/7/05 (cost $1,399,377)                          1,399,377
-----------------------------------------------------------------------------------------------------------------
                          SHORT-TERM CORPORATE NOTES--2.2%
                 2,200 M  ChevronTexaco Funding Corp., 3.02%, 7/5/05                                    2,199,261
                 8,400 M  General Electric Capital Corp., 3.2%, 7/13/05                                 8,391,039
-----------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $10,590,300)                                           10,590,300
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $371,323,369)                                              100.1%    473,175,761
Excess of Liabilities Over Other Assets                                                       (.1)       (548,574)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  100.0%   $472,627,187
==================================================================================================================

* Non-income producing

Summary of Abbreviations:
  ADR  American Depositary Receipts

At June 30, 2005, the cost of investments for federal income tax purposes was $380,580,214. Accumulated net unrealized appreciation on investments was $92,595,547, consisting of $100,699,710 gross unrealized appreciation and $8,104,163 gross unrealized depreciation.

Portfolio of Investments (unaudited)
FIRST INVESTORS GROWTH & INCOME FUND
June 30, 2005


-----------------------------------------------------------------------------------------------------------------
                Shares    Security                                                                          Value
-----------------------------------------------------------------------------------------------------------------
                          COMMON STOCKS--99.1%
                          Consumer Discretionary--16.9%
                12,500    Blockbuster, Inc. - Class "A"                                                $1,938,000
                26,500    Claire's Stores, Inc.                                                         5,447,325
                00,000    Clear Channel Communications, Inc.                                            6,186,000
                45,602 *  Cost Plus, Inc.                                                               6,125,314
                00,000    Dollar General Corporation                                                    4,072,000
                58,600    Domino's Pizza, Inc.                                                          1,304,436
                 4,800 *  DSW, Inc. - Class "A"                                                           119,760
                00,000 *  GameStop Corporation - Class "A"                                              3,271,000
                50,000    Genuine Parts Company                                                         2,054,500
                90,000    Harley-Davidson, Inc.                                                         4,464,000
                10,000 *  Helen of Troy, Ltd.                                                           2,800,600
                20,000    Home Depot, Inc.                                                              4,668,000
                65,000    J.C. Penney Company, Inc. (Holding Co.)                                       3,417,700
                00,000    Kenneth Cole Productions, Inc. - Class "A"                                    3,112,000
                50,000    Leggett & Platt, Inc.                                                         3,987,000
                85,100 *  Lincoln Educational Services Corporation                                      1,723,275
                10,000    McDonald's Corporation                                                        5,827,500
                75,000    Movado Group, Inc.                                                            3,304,000
                75,000    Neiman Marcus Group, Inc. - Class "A"                                         7,269,000
                10,000    Neiman Marcus Group, Inc. - Class "B"                                           967,000
                00,000 *  Office Depot, Inc.                                                            4,568,000
                26,100    Orient-Express Hotels, Ltd.                                                   7,160,587
                10,000    Oxford Industries, Inc.                                                       4,735,500
                20,000    Polo Ralph Lauren Corporation - Class "A"                                     5,173,200
                50,000    RadioShack Corporation                                                        3,475,500
                50,000    Ross Stores, Inc.                                                             1,445,500
                65,000    Sherwin-Williams Company                                                      3,060,850
                20,000 *  Steiner Leisure, Ltd.                                                         4,448,400
                50,000    Viacom, Inc. - Class "B"                                                      4,803,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                      110,928,947
-----------------------------------------------------------------------------------------------------------------
                          Consumer Staples--7.0%
                00,000    Altria Group, Inc.                                                            6,466,000
                35,000    Bunge, Ltd.                                                                   2,219,000
                50,000    Coca-Cola Company                                                             2,087,500
                61,400 *  Herbalife, Ltd.                                                               5,648,854
                60,000    Hormel Foods Corporation                                                      1,759,800
                47,500    Kimberly-Clark Corporation                                                    2,973,025
                85,000    Nu Skin Enterprises, Inc. - Class "A"                                         8,970,500
                50,000    PepsiCo, Inc.                                                                 2,696,500
                75,000    Procter & Gamble Company                                                      3,956,250
                50,000 *  Smithfield Foods, Inc.                                                        1,363,500
                82,091    Tootsie Roll Industries, Inc.                                                 2,401,162
                75,000    Wal-Mart Stores, Inc.                                                         3,615,000
                72,300    WD-40 Company                                                                 2,019,339
-----------------------------------------------------------------------------------------------------------------
                                                                                                       46,176,430
-----------------------------------------------------------------------------------------------------------------
                          Energy--8.8%
                65,000    Anadarko Petroleum Corporation                                                5,339,750
                70,000    Ashland, Inc.                                                                 5,030,900
                55,000    Chesapeake Energy Corporation                                                 5,814,000
                80,000    ConocoPhillips                                                                4,599,200
                15,000    ExxonMobil Corporation                                                        6,609,050
                80,000    Noble Corporation                                                             4,920,800
                16,600 *  Petroleum Helicopters, Inc. - Non Voting Shares                                 390,764
                70,000    Sasol, Ltd. (ADR)                                                             1,888,600
                50,000    Suncor Energy, Inc.                                                           7,098,000
                60,000 *  Swift Energy Company                                                          2,149,200
                20,000 *  Transocean, Inc.                                                              6,476,400
                55,000    Unocal Corporation                                                            3,577,750
                20,000    XTO Energy, Inc.                                                              4,078,800
-----------------------------------------------------------------------------------------------------------------
                                                                                                       57,973,214
-----------------------------------------------------------------------------------------------------------------
                          Financials-21.0%
                50,000    American Express Company                                                      2,661,500
                90,000    American International Group, Inc.                                            5,229,000
                97,718    Bank of America Corporation                                                   9,017,918
                50,000    Citigroup, Inc.                                                               6,934,500
                00,000    Colonial BancGroup, Inc.                                                      4,412,000
                00,000    Comerica, Inc.                                                                5,780,000
                55,000    Doral Financial Corporation                                                   4,217,700
                29,200    Endurance Specialty Holdings, Ltd.                                            4,886,344
                50,000    Fannie Mae                                                                    2,920,000
                20,000    Independence Community Bank Corporation                                       4,431,600
                55,000    JPMorgan Chase & Company                                                      5,474,600
                47,500    Lehman Brothers Holdings, Inc.                                                4,715,800
                75,000    MBNA Corporation                                                              9,810,000
                05,000    Merrill Lynch & Company, Inc.                                                 5,776,050
                90,000    Montpelier Re Holdings, Ltd.                                                  6,570,200
                90,000    Morgan Stanley                                                                4,722,300
                90,000    National City Corporation                                                     3,070,800
                30,000    New York Community Bancorp, Inc.                                              4,167,600
                25,000    NewAlliance Bancshares, Inc.                                                  3,161,250
                25,000    North Fork Bancorporation, Inc.                                               6,320,250
                75,000    Plum Creek Timber Company, Inc. (REIT)                                        2,722,500
                60,000    Safeco Corporation                                                            3,260,400
                00,000    South Financial Group, Inc.                                                   2,842,000
                00,000    Sovereign Bancorp, Inc.                                                       4,468,000
                50,000    U.S. Bancorp                                                                  4,380,000
                83,400    U.S.B. Holding Co., Inc.                                                      1,951,560
                00,000    Wachovia Corporation                                                          4,960,000
                10,000    Washington Mutual, Inc.                                                       4,475,900
                70,000    Wells Fargo & Company                                                         4,310,600
-----------------------------------------------------------------------------------------------------------------
                                                                                                      137,650,372
-----------------------------------------------------------------------------------------------------------------
                          Health Care--14.2%
                60,000    Abbott Laboratories                                                           7,841,600
                60,000    Aetna, Inc.                                                                   4,969,200
                46,700 *  Amgen, Inc.                                                                   2,823,482
                00,000 *  Boston Scientific Corporation                                                 8,100,000
                20,000 *  Genentech, Inc.                                                               1,605,600
                40,000    Guidant Corporation                                                           2,692,000
                00,000 *  Impax Laboratories, Inc.                                                      1,570,000
                00,000    Johnson & Johnson                                                             6,500,000
                70,000 *  Laboratory Corporation of America Holdings                                    3,493,000
                50,000    Medtronic, Inc.                                                               2,589,500
                80,000    Merck & Company, Inc.                                                         2,464,000
                85,000 *  PacifiCare Health Systems, Inc.                                               6,073,250
                30,000    Pfizer, Inc.                                                                  9,101,400
                45,000 *  Priority Healthcare Corporation                                               3,677,200
                50,000    Sanofi-Aventis (ADR)                                                          2,049,500
                82,500 *  Thermo Electron Corporation                                                   4,903,775
                75,000 *  Triad Hospitals, Inc.                                                         4,098,000
                25,000 *  Waters Corporation                                                            4,646,250
                30,000 *  WellPoint, Inc.                                                               9,053,200
                20,000    Wyeth                                                                         5,340,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                       93,590,957
-----------------------------------------------------------------------------------------------------------------
                          Industrials--10.5%
                67,000    3M Company                                                                    4,844,100
                50,400    Alexander & Baldwin, Inc.                                                     2,336,040
                55,000    Briggs & Stratton Corporation                                                 5,366,100
                00,000    Cendant Corporation                                                           2,237,000
                00,400    Chicago Bridge & Iron Company NV - NY Shares                                  4,581,144
                36,000    Eaton Corporation                                                             2,156,400
                15,000    Engineered Support Systems, Inc.                                              4,120,450
                65,800 *  Gardner Denver, Inc.                                                          5,816,264
                50,000    Harsco Corporation                                                            2,727,500
                55,000    Honeywell International, Inc.                                                 5,677,650
                76,300    Knoll, Inc.                                                                   3,016,493
                60,000    Lockheed Martin Corporation                                                   3,892,200
                40,000    Masco Corporation                                                             4,446,400
                75,000 *  Navigant Consulting, Inc.                                                     3,090,500
                90,000    Northrop Grumman Corporation                                                  4,972,500
                00,000 *  Pinnacle Airlines Corporation                                                 1,718,000
                60,000    Pitney Bowes, Inc.                                                            2,613,000
                00,000    United Technologies Corporation                                               5,135,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                       68,746,741
-----------------------------------------------------------------------------------------------------------------
                          Information Technology--13.6%
                00,000    Amphenol Corporation - Class "A"                                              4,017,000
                15,000    Analog Devices, Inc.                                                            559,650
                00,000 *  Cisco Systems, Inc.                                                           3,822,000
                61,200 *  Electronics for Imaging, Inc.                                                 3,391,648
                50,000 *  EMC Corporation                                                               4,798,500
                00,000 *  Entrust, Inc.                                                                 1,916,000
                40,000    First Data Corporation                                                        5,619,600
                00,000    Hewlett-Packard Company                                                       4,702,000
                75,000    Intel Corporation                                                             4,560,500
                10,000    International Business Machines Corporation                                   8,162,000
                80,000    Intersil Corporation - Class "A"                                              1,501,600
                50,000 *  Intuit, Inc.                                                                  2,255,500
                27,100 *  Lexar Media, Inc.                                                               624,061
                14,800 *  McAfee, Inc.                                                                    387,464
                50,000    Microsoft Corporation                                                         8,694,000
                00,000    Nokia Corporation - Class "A" (ADR)                                           4,992,000
                32,000 *  palmOne, Inc.                                                                 3,929,640
                70,000 *  Paxar Corporation                                                             4,792,500
                35,000    QUALCOMM, Inc.                                                                4,456,350
                60,000 *  SanDisk Corporation                                                           3,796,800
                65,000    StarTek, Inc.                                                                 1,067,300
                94,060    Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                            1,769,831
                95,000 *  Tech Data Corporation                                                         3,477,950
                00,000 *  VERITAS Software Corporation                                                  4,880,000
                35,000    Xilinx, Inc.                                                                    892,500
-----------------------------------------------------------------------------------------------------------------
                                                                                                       89,066,394
-----------------------------------------------------------------------------------------------------------------
                          Materials--4.8%
                00,000    Calgon Carbon Corporation                                                       885,000
                80,000    Dow Chemical Company                                                          3,562,400
                60,000    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                              2,246,400
                25,000    Georgia-Pacific Corporation                                                   3,975,000
                22,100    Lubrizol Corporation                                                          5,129,421
                40,000    MeadWestvaco Corporation                                                      3,925,600
                45,000    PPG Industries, Inc.                                                          2,824,200
                60,000    Praxair, Inc.                                                                 2,796,000
                07,000    RPM International, Inc.                                                       3,779,820
                40,000    Weyerhaeuser Company                                                          2,546,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                       31,669,841
-----------------------------------------------------------------------------------------------------------------
                          Other--.4%
                75,000    Nasdaq - 100 Index Tracking Stock                                             2,759,250
-----------------------------------------------------------------------------------------------------------------
                          Telecommunication Services--.9%
                40,000    SBC Communications, Inc.                                                      3,325,000
                75,000    Verizon Communications, Inc.                                                  2,591,250
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,916,250
-----------------------------------------------------------------------------------------------------------------
                          Utilities--1.0%
                15,400    Atmos Energy Corporation                                                      3,323,520
                75,000    Consolidated Edison, Inc.                                                     3,513,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,836,520
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $530,617,854)                                                      651,314,916
-----------------------------------------------------------------------------------------------------------------
                          CONVERTIBLE PREFERRED STOCKS--.9%
                          Financials--.8%
                50,000    Chubb Corporation, 7%, 2006 - Series "B"                                      1,606,250
                50,000    Hartford Financial Services Group, Inc., 6%, 2006 - Class "A"                 3,387,500
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,993,750
-----------------------------------------------------------------------------------------------------------------
                          Health Care--.1%
                16,000    Baxter International, Inc., 7%, 2006                                            886,000
-----------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $4,425,823)                                           5,879,750
-----------------------------------------------------------------------------------------------------------------
                          WARRANTS--.0%
                          Information Technology
                23,179 *  Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                          17,848
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $535,043,677)                                             100.0%     657,212,514
Excess of Liabilities Over Other Assets                                                       .0          (98,619)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%    $657,113,895
=================================================================================================================

* Non-income producing

Summary of Abbreviations:
   ADR  American Depositary Receipts
   REIT  Real Estate Investment Trust

At June 30, 2005, the cost of investments for federal income tax purposes was $540,147,727. Accumulated net unrealized appreciation on investments was $117,064,787, consisting of $140,248,249 gross unrealized appreciation and $23,183,462 gross unrealized depreciation.

Portfolio of Investments (unaudited)
FIRST INVESTORS ALL-CAP GROWTH FUND
June 30, 2005


-----------------------------------------------------------------------------------------------------------------
                Shares    Security                                                                          Value
-----------------------------------------------------------------------------------------------------------------
                          COMMON STOCKS--96.2%
                          Consumer Discretionary-17.9%
                11,980 *  A.C. Moore Arts & Crafts, Inc.                                                 $378,688
                22,200    Abercrombie & Fitch Company - Class "A"                                       1,525,140
                81,950 *  Apollo Group, Inc. - Class "A"                                                6,410,129
                38,900 *  Chico's FAS, Inc.                                                             1,333,492
                35,600 *  Coach, Inc.                                                                   1,195,092
                38,270 *  Comcast Corporation - Special Class "A"                                       1,146,187
                34,533    D.R. Horton, Inc.                                                             1,298,785
                55,830 *  eBay, Inc.                                                                    1,842,948
                24,500 *  Education Management Corporation                                                826,385
                13,000 *  Electronics Boutique Holdings Corporation                                       825,370
                37,350 *  GameStop Corporation - Class "B"                                              1,116,765
                85,730    Geox SpA                                                                        716,146
                23,310 *  Insight Enterprises, Inc.                                                       470,396
                41,210 *  La Quinta Corporation                                                           384,489
                30,130    Omnicom Group, Inc.                                                           2,406,182
                32,000 *  Pixar                                                                         1,601,600
                13,330 *  Red Robin Gourmet Burgers, Inc.                                                 826,193
                18,000    Ross Stores, Inc.                                                               520,380
                 5,050    Standard Pacific Corporation                                                    444,148
                34,720 *  Tempur-Pedic International, Inc.                                                770,090
                12,800 *  Wynn Resorts, Ltd.                                                              605,056
               177,020 *  XM Satellite Radio Holdings, Inc. - Class "A"                                 5,958,493
-----------------------------------------------------------------------------------------------------------------
                                                                                                       32,602,154
-----------------------------------------------------------------------------------------------------------------
                          Consumer Staples--1.7%
                58,250    Procter & Gamble Company                                                      3,072,688
-----------------------------------------------------------------------------------------------------------------
                          Energy-6.3%
                12,560    Arch Coal, Inc.                                                                 684,143
                15,715    Cabot Oil & Gas Corporation                                                     545,310
                22,200    Cameco Corporation                                                              993,450
                25,800    EOG Resources, Inc.                                                           1,465,440
                49,880    Halliburton Company                                                           2,385,262
                 4,800    Oil Service HOLDRs Trust                                                        489,456
                67,730    Petro-Canada                                                                  4,411,932
                15,366    XTO Energy, Inc.                                                                522,290
-----------------------------------------------------------------------------------------------------------------
                                                                                                       11,497,283
-----------------------------------------------------------------------------------------------------------------
                          Financials--9.5%
                 5,585 *  Affiliated Managers Group, Inc.                                                 381,623
                 7,140 *  Arch Capital Group, Ltd.                                                        321,657
                45,110    Capital One Financial Corporation                                             3,609,250
                18,430 *  CB Richard Ellis Group, Inc. - Class "A"                                        808,340
               225,110    Countrywide Financial Corporation                                             8,691,497
                 6,500    Franklin Resources, Inc.                                                        500,370
                29,000    Legg Mason, Inc.                                                              3,019,190
-----------------------------------------------------------------------------------------------------------------
                                                                                                       17,331,927
-----------------------------------------------------------------------------------------------------------------
                          Health Care--18.7%
                80,340    Abbott Laboratories                                                           3,937,463
                28,900 *  Abgenix, Inc.                                                                   247,962
                12,480 *  Advisory Board Company                                                          608,275
                37,070    Aetna, Inc.                                                                   3,070,137
                20,180 *  Alkermes, Inc.                                                                  266,780
                22,550 *  Amylin Pharmaceuticals, Inc.                                                    471,972
               163,870    AstraZeneca PLC (ADR)                                                         6,761,276
                 7,960 *  AtheroGenics, Inc.                                                              127,200
                12,600 *  Cephalon, Inc.                                                                  501,606
                26,400 *  DaVita, Inc.                                                                  1,200,672
                54,390 *  Forest Laboratories, Inc.                                                     2,113,052
                21,540 *  Hologic, Inc.                                                                   856,215
                15,740 *  Medicines Company                                                               368,159
               121,370    Medtronic, Inc.                                                               6,285,752
                16,910 *  NPS Pharmaceuticals, Inc.                                                       191,929
                 9,900 *  OSI Pharmaceuticals, Inc.                                                       404,613
                10,840 *  Pharmaceutical Product Development, Inc.                                        507,962
               169,190    Schering-Plough Corporation                                                   3,224,761
                 9,950 *  Triad Hospitals, Inc.                                                           543,668
                33,570 *  WellPoint, Inc.                                                               2,337,815
-----------------------------------------------------------------------------------------------------------------
                                                                                                       34,027,269
-----------------------------------------------------------------------------------------------------------------
                          Industrials-11.8%
                61,690    Boeing Company                                                                4,071,540
                 1,400    C. H. Robinson Worldwide, Inc.                                                   81,480
                11,100    Corporate Executive Board Company                                               869,463
                10,170 *  Corrections Corporation of America                                              399,173
                56,470    Danaher Corporation                                                           2,955,640
                56,320 *  DiamondCluster International, Inc.                                              636,416
                17,600    Fastenal Company                                                              1,078,176
                17,740    General Dynamics Corporation                                                  1,943,240
               141,250    General Electric Company                                                      4,894,313
                10,500    Gol-Linhas Aereas Inteligentes SA (ADR)                                         315,630
                 8,300 *  Jacobs Engineering Group, Inc.                                                  466,958
                37,300 *  Monster Worldwide, Inc.                                                       1,069,764
                 8,120 *  Navigant Consulting, Inc.                                                       143,399
                14,200    PACCAR, Inc.                                                                    965,600
                42,400    Robert Half International, Inc.                                               1,058,728
                13,800    Rockwell Collins, Inc.                                                          657,984
-----------------------------------------------------------------------------------------------------------------
                                                                                                       21,607,504
-----------------------------------------------------------------------------------------------------------------
                          Information Technology--28.9%
                44,100 *  Amdocs, Ltd.                                                                  1,165,563
                20,000    CDW Corporation                                                               1,141,800
               229,850 *  Cisco Systems, Inc.                                                           4,392,434
                18,300 *  Cognizant Technology Solutions Corporation - Class "A"                          862,479
               177,130 *  Dell, Inc.                                                                    6,998,406
               142,100 *  Electronic Arts, Inc.                                                         8,044,281
                 8,850 *  F5 Networks, Inc.                                                               418,030
                15,670 *  Google, Inc. - Class "A"                                                      4,609,331
                52,600 *  Jabil Circuit, Inc.                                                           1,616,398
                33,100 *  Lam Research Corporation                                                        957,914
                13,450 *  Logitech International SA (ADR)                                                 857,841
                37,910 *  MEMC Electronic Materials, Inc.                                                 597,841
                20,250 *  Microsemi Corporation                                                           380,700
               136,030    Microsoft Corporation                                                         3,378,985
                 7,980 *  NAVTEQ                                                                          296,696
                34,800 *  Network Appliance, Inc.                                                         983,796
               106,280 *  Opsware, Inc.                                                                   544,154
                57,910 *  Red Hat, Inc.                                                                   758,621
                32,550 *  Research in Motion, Ltd.                                                      2,400,563
                39,030 *  Salesforce.com, Inc.                                                            799,334
                42,200 *  SanDisk Corporation                                                           1,001,406
                25,300 *  Semtech Corporation                                                             421,245
                38,510 *  Take-Two Interactive Software, Inc.                                             980,080
                17,530 *  THQ, Inc.                                                                       513,103
                29,100 *  VeriFone Holdings, Inc.                                                         472,875
                 9,100 *  Websense, Inc.                                                                  437,255
               221,220 *  Yahoo!, Inc.                                                                  7,665,273
-----------------------------------------------------------------------------------------------------------------
                                                                                                       52,696,404
-----------------------------------------------------------------------------------------------------------------
                         Telecommunication Services--1.4%
                49,900 * American Tower Corporation - Class "A"                                         1,048,898
                70,220 * Crown Castle International Corporation                                         1,426,870
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,475,768
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $146,028,753)                                                      175,310,997
-----------------------------------------------------------------------------------------------------------------
                         REPURCHASE AGREEMENT--4.2%
                $7,723 M UBS Securities, 2.93%, dated 6/30/05, to be repurchased at
                           $7,723,629 on 7/1/05 (collateralized by U.S. Treasury Bonds,
                           6.25%, 8/15/23, valued at $7,942,765) (cost $7,723,000)                     7,723,000
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $153,751,753)                                              100.4%   183,033,997
Excess of Liabilities Over Other Assets                                                       (.4)      (819,159)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  100.0%  $182,214,838
=================================================================================================================

* Non-income producing

Summary of Abbreviations:
  ADR  American Depositary Receipts

At June 30, 2005, the cost of investments for federal income tax purposes was $154,133,811. Accumulated net unrealized appreciation on investments was $28,900,186, consisting of $31,856,532 gross unrealized appreciation and $2,956,346 gross unrealized depreciation.

Portfolio of Investments (unaudited)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
June 30, 2005


-----------------------------------------------------------------------------------------------------------------
                Shares    Security                                                                          Value
-----------------------------------------------------------------------------------------------------------------
                          COMMON STOCKS--98.7%
                          Consumer Discretionary--17.9%
                75,000    American Axle & Manufacturing Holdings, Inc.                                 $1,895,250
                85,000    Applebee's International, Inc.                                                2,251,650
               105,000    Blockbuster, Inc. - Class "A"                                                   957,600
                63,000    BorgWarner, Inc.                                                              3,381,210
                70,000 *  Chico's FAS, Inc.                                                             2,399,600
               147,000    Claire's Stores, Inc.                                                         3,535,350
                95,000 *  Coach, Inc.                                                                   3,189,150
               140,000 *  Cost Plus, Inc.                                                               3,491,600
               125,000    Dollar General Corporation                                                    2,545,000
                75,000 *  Fossil, Inc.                                                                  1,702,500
                85,000 *  GameStop Corporation - Class "A"                                              2,780,350
               110,000 *  Helen of Troy, Ltd.                                                           2,800,600
                35,000 *  Hovnanian Enterprises, Inc. - Class "A"                                       2,282,000
                80,000    Kenneth Cole Productions, Inc. - Class "A"                                    2,489,600
                83,000    Leggett & Platt, Inc.                                                         2,206,140
                30,000    M.D.C. Holdings, Inc.                                                         2,467,500
               130,000    Movado Group, Inc.                                                            2,454,400
                55,000    Neiman Marcus Group, Inc. - Class "A"                                         5,330,600
               167,000 *  Office Depot, Inc.                                                            3,814,280
               144,200    Orient-Express Hotels, Ltd.                                                   4,566,814
               165,000 *  Pacific Sunwear of California, Inc.                                           3,793,350
                70,000    Polo Ralph Lauren Corporation - Class "A"                                     3,017,700
                60,000    Regis Corporation                                                             2,344,800
                85,000    Tiffany & Company                                                             2,784,600
               100,000    Tupperware Corporation                                                        2,337,000
               110,000 *  Warnaco Group, Inc.                                                           2,557,500
               135,000    Westwood One, Inc.                                                            2,758,050
-----------------------------------------------------------------------------------------------------------------
                                                                                                       76,134,194
-----------------------------------------------------------------------------------------------------------------
                          Consumer Staples--4.4%
                50,000    Alberto-Culver Company                                                        2,166,500
                30,000    Altria Group, Inc.                                                            1,939,800
               151,400 *  Herbalife, Ltd.                                                               3,271,754
                64,000    Hormel Foods Corporation                                                      1,877,120
               170,000    Nu Skin Enterprises, Inc. - Class "A"                                         3,961,000
                60,000 *  Performance Food Group Company                                                1,812,600
                50,000 *  Smithfield Foods, Inc.                                                        1,363,500
                75,000    Tootsie Roll Industries, Inc.                                                 2,193,750
-----------------------------------------------------------------------------------------------------------------
                                                                                                       18,586,024
-----------------------------------------------------------------------------------------------------------------
                          Energy--10.9%
                40,000    Anadarko Petroleum Corporation                                                3,286,000
               200,000    Chesapeake Energy Corporation                                                 4,560,000
                95,000    EOG Resources, Inc.                                                           5,396,000
               165,000 *  Grant Prideco, Inc.                                                           4,364,250
               160,000    Patterson-UTI Energy, Inc.                                                    4,452,800
                24,000 *  Petroleum Helicopters, Inc. - Non Voting Shares                                 564,960
                80,000    Suncor Energy, Inc.                                                           3,785,600
                90,000 *  Swift Energy Company                                                          3,223,800
               142,500    Talisman Energy, Inc.                                                         5,353,725
                77,500 *  Transocean, Inc.                                                              4,182,675
                50,000 *  Weatherford International, Ltd.                                               2,899,000
               134,000    XTO Energy, Inc.                                                              4,554,660
-----------------------------------------------------------------------------------------------------------------
                                                                                                       46,623,470
-----------------------------------------------------------------------------------------------------------------
                          Financials--14.8%
                30,000    Ambac Financial Group, Inc.                                                   2,092,800
                30,000    Bear Stearns Companies, Inc.                                                  3,118,200
                60,000    Brookline Bancorp, Inc.                                                         975,600
               125,000 *  CapitalSource, Inc.                                                           2,453,750
                41,000    Citigroup, Inc.                                                               1,895,430
                35,000    City National Corporation                                                     2,509,850
               135,000    Colonial BancGroup, Inc.                                                      2,978,100
               100,000 *  Conseco, Inc.                                                                 2,182,000
                56,250    Doral Financial Corporation                                                     930,375
                85,000    Endurance Specialty Holdings, Ltd.                                            3,214,700
                95,000    Hub International, Ltd.                                                       1,851,550
                75,000    Independence Community Bank Corporation                                       2,769,750
               175,000    Janus Capital Group, Inc.                                                     2,632,000
                55,000    KeyCorp                                                                       1,823,250
               100,000    Montpelier Re Holdings, Ltd.                                                  3,458,000
               113,000    New York Community Bancorp, Inc.                                              2,047,560
               150,000    NewAlliance Bancshares, Inc.                                                  2,107,500
               155,000    North Fork Bancorporation, Inc.                                               4,353,950
                70,000    Protective Life Corporation                                                   2,955,400
               115,000    Provident Financial Services, Inc.                                            2,020,550
                52,000    SAFECO Corporation                                                            2,825,680
               110,000    South Financial Group, Inc.                                                   3,126,200
               201,000    Sovereign Bancorp, Inc.                                                       4,490,340
                71,000    TD Banknorth, Inc.                                                            2,115,800
                31,000    Zions Bancorporation                                                          2,279,430
-----------------------------------------------------------------------------------------------------------------
                                                                                                       63,207,765
-----------------------------------------------------------------------------------------------------------------
                          Health Care--18.2%
                94,150 *  Accredo Health, Inc.                                                          4,274,410
                56,000    Aetna, Inc.                                                                   4,637,920
                35,000    AmerisourceBergen Corporation                                                 2,420,250
               109,800 *  Aspreva Pharmaceuticals Corporation                                           1,700,802
                55,000    Beckman Coulter, Inc.                                                         3,496,350
                65,000    Biomet, Inc.                                                                  2,251,600
               125,000 *  Caremark Rx, Inc.                                                             5,565,000
                95,000 *  Centene Corporation                                                           3,190,100
                54,000 *  Charles River Laboratories International, Inc.                                2,605,500
                95,000 *  Community Health Systems, Inc.                                                3,590,050
                43,000    DENTSPLY International, Inc.                                                  2,322,000
                60,000 *  Gilead Sciences, Inc.                                                         2,639,400
                85,000 *  Henry Schein, Inc.                                                            3,529,200
               200,000 *  Human Genome Sciences, Inc.                                                   2,316,000
                65,000 *  Humana, Inc.                                                                  2,583,100
               130,000 *  Idenix Pharmaceuticals, Inc.                                                  2,818,400
                60,000 *  Laboratory Corporation of America Holdings                                    2,994,000
                63,000 *  Neurocrine Biosciences, Inc.                                                  2,649,780
               125,000 *  Noven Pharmaceuticals, Inc.                                                   2,185,000
                35,000 *  PacifiCare Health Systems, Inc.                                               2,500,750
                90,000 *  Priority Healthcare Corporation - Class "B"                                   2,282,400
               100,000 *  Thermo Electron Corporation                                                   2,687,000
                67,500 *  Triad Hospitals, Inc.                                                         3,688,200
                65,000 *  Waters Corporation                                                            2,416,050
                88,000 *  WellPoint, Inc.                                                               6,128,320
-----------------------------------------------------------------------------------------------------------------
                                                                                                       77,471,582
-----------------------------------------------------------------------------------------------------------------
                          Industrials--10.0%
                55,000    American Standard Companies, Inc.                                             2,305,600
                43,000    Avery Dennison Corporation                                                    2,277,280
                70,000    Briggs & Stratton Corporation                                                 2,423,400
               187,000    Chicago Bridge & Iron Company NV - NY Shares                                  4,274,820
                50,000 *  ChoicePoint, Inc.                                                             2,002,500
                41,000    FedEx Corporation                                                             3,321,410
                62,000 *  Gardner Denver, Inc.                                                          2,174,960
                45,000    Harsco Corporation                                                            2,454,750
                60,000    IDEX Corporation                                                              2,316,600
               150,000    Knoll, Inc.                                                                   2,566,500
                30,000    L-3 Communications Holdings, Inc.                                             2,297,400
                67,000    Manpower, Inc.                                                                2,665,260
                90,000    Masco Corporation                                                             2,858,400
                65,000 *  Mobile Mini, Inc.                                                             2,241,200
                75,000    Northrop Grumman Corporation                                                  4,143,750
               250,000 *  Pinnacle Airlines Corporation                                                 2,147,500
-----------------------------------------------------------------------------------------------------------------
                                                                                                       42,471,330
-----------------------------------------------------------------------------------------------------------------
                          Information Technology--12.7%
               113,000    Amphenol Corporation - Class "A"                                              4,539,210
                37,500 *  CheckFree Corporation                                                         1,277,250
               125,000 *  Comverse Technology, Inc.                                                     2,956,250
                35,000 *  DST Systems, Inc.                                                             1,638,000
               115,000 *  Electronics for Imaging, Inc.                                                 2,419,600
                71,250    Fair Isaac Corporation                                                        2,600,625
               210,000 *  Ingram Micro, Inc. - Class "A"                                                3,288,600
                53,000 *  International Rectifier Corporation                                           2,529,160
               125,000    Intersil Corporation - Class "A"                                              2,346,250
                62,500 *  Intuit, Inc.                                                                  2,819,375
               120,000 *  Manhattan Associates, Inc.                                                    2,305,200
               110,000 *  McAfee, Inc.                                                                  2,879,800
               180,000 *  Novatel Wireless, Inc.                                                        2,244,600
                80,000 *  Novellus Systems, Inc.                                                        1,976,800
                90,000 *  palmOne, Inc.                                                                 2,679,300
               155,000 *  Paxar Corporation                                                             2,751,250
               170,000 *  Polycom, Inc.                                                                 2,534,700
                35,000 *  SunGard Data Systems, Inc.                                                    1,230,950
               165,000 *  Sybase, Inc.                                                                  3,027,750
               100,000 *  Tellabs, Inc.                                                                   870,000
               160,000 *  VERITAS Software Corporation                                                  3,904,000
               125,000 *  Vishay Intertechnology, Inc.                                                  1,483,750
-----------------------------------------------------------------------------------------------------------------
                                                                                                       54,302,420
-----------------------------------------------------------------------------------------------------------------
                          Materials--3.7%
                80,000    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                              2,995,200
                60,000    Georgia-Pacific Corporation                                                   1,908,000
                65,000    Louisiana-Pacific Corporation                                                 1,597,700
                70,000    Lubrizol Corporation                                                          2,940,700
                80,000    MeadWestvaco Corporation                                                      2,243,200
                50,000    Praxair, Inc.                                                                 2,330,000
               170,000    Sappi, Ltd. (ADR)                                                             1,839,400
-----------------------------------------------------------------------------------------------------------------
                                                                                                       15,854,200
-----------------------------------------------------------------------------------------------------------------
                          Other--3.9%
               132,500    MidCap SPDR Trust - Series "1"                                               16,591,650
-----------------------------------------------------------------------------------------------------------------
                          Utilities--2.2%
                59,500    AGL Resources, Inc.                                                           2,299,675
                35,000    Equitable Resources, Inc.                                                     2,380,000
                55,000    SCANA Corporation                                                             2,349,050
                57,000    Wisconsin Energy Corporation                                                  2,223,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                        9,251,725
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $331,384,535)                                                      420,494,360
-----------------------------------------------------------------------------------------------------------------
                          SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--.7%
                $3,000 M  Federal Home Loan Bank, 3.01%, 7/8/05 (cost $2,998,242)                       2,998,242
-----------------------------------------------------------------------------------------------------------------
                          SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--.4%
                 1,600 M  U.S. Treasury Bills, 2.67%, 7/7/05 (cost $1,599,288)                          1,599,288
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $335,982,065)                                            99.8%       425,091,890
Other Assets, Less Liabilities                                                              .2            735,604
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%      $425,827,494
=================================================================================================================

* Non-income producing

Summary of Abbreviations:
   ADR  American Depositary Receipts

At June 30, 2005, the cost of investments for federal income tax purposes was $336,029,390. Accumulated net unrealized appreciation on investments was $89,062,500, consisting of $100,245,615 gross unrealized appreciation and $11,183,115 gross unrealized depreciation.

Portfolio of Investments (unaudited)
FIRST INVESTORS SPECIAL SITUATIONS FUND
June 30, 2005


-----------------------------------------------------------------------------------------------------------------
                Shares    Security                                                                          Value
-----------------------------------------------------------------------------------------------------------------
                          COMMON STOCKS--95.7%
                          Consumer Discretionary--11.7%
                82,000    Arbitron, Inc.                                                               $3,517,800
               124,500    Catalina Marketing Corporation                                                3,163,545
               134,500    Dillard's, Inc. - Class "A"                                                   3,149,990
               119,200    Foot Locker, Inc.                                                             3,244,624
               195,200    Journal Communications, Inc.                                                  3,279,360
               107,000    Matthews International Corporation - Class "A"                                4,168,720
                52,400    Media General, Inc. - Class "A"                                               3,393,424
                73,600    Sherwin-Williams Company                                                      3,465,824
-----------------------------------------------------------------------------------------------------------------
                                                                                                       27,383,287
-----------------------------------------------------------------------------------------------------------------
                          Consumer Staples--7.3%
               103,500    Chiquita Brands International, Inc.                                           2,842,110
                96,600    Church & Dwight Co., Inc.                                                     3,496,920
               115,000    Flower Foods, Inc.                                                            4,066,400
                79,800    Lancaster Colony Corporation                                                  3,425,016
               109,708    Tootsie Roll Industries, Inc.                                                 3,208,959
-----------------------------------------------------------------------------------------------------------------
                                                                                                       1,7039,405
-----------------------------------------------------------------------------------------------------------------
                          Energy--8.6%
                58,500    Ashland, Inc.                                                                 4,204,395
               161,800    Chesapeake Energy Corporation                                                 3,689,040
                25,415    Kerr-McGee Corporation                                                        1,939,419
                55,300    Overseas Shipholding Group, Inc.                                              3,298,645
                76,700 *  Swift Energy Company                                                          2,747,394
                89,800    Tesoro Corporation                                                            4,177,496
-----------------------------------------------------------------------------------------------------------------
                                                                                                       20,056,389
-----------------------------------------------------------------------------------------------------------------
                          Financials--5.4%
               119,500    Commerce Bancorp, Inc.                                                        3,622,045
                51,800    HCC Insurance Holdings, Inc.                                                  1,961,666
               174,900    MoneyGram International, Inc.                                                 3,344,088
                66,400    U.S.B. Holding Company, Inc.                                                  1,553,760
                43,300    Westcorp, Inc.                                                                2,269,786
-----------------------------------------------------------------------------------------------------------------
                                                                                                       12,751,345
-----------------------------------------------------------------------------------------------------------------
                          Health Care--10.8%
               142,100 *  AmSurg Corporation                                                            3,934,749
               442,000 *  BioScrip, Inc.                                                                2,652,000
               102,200 *  Humana, Inc.                                                                  4,061,428
                97,900 *  LabOne, Inc.                                                                  3,897,399
                79,900 *  Lincare Holdings, Inc.                                                        3,263,116
               102,200 *  Magellan Health Services, Inc. - Class "A"                                    3,608,682
               133,700    West Pharmaceutical Services, Inc.                                            3,750,285
-----------------------------------------------------------------------------------------------------------------
                                                                                                       25,167,659
-----------------------------------------------------------------------------------------------------------------
                          Industrials--20.5%
               120,200    Angelica Corporation                                                          2,946,102
                47,300    Carlisle Companies, Inc.                                                      3,246,199
               115,200    CLARCOR, Inc.                                                                 3,369,600
                54,300    Curtiss-Wright Corporation                                                    2,929,485
                73,200    HNI Corporation                                                               3,744,180
                63,800 *  Jacobs Engineering Group, Inc.                                                3,589,388
                76,800    John H. Harland Company                                                       2,918,400
               175,100 *  Kansas City Southern, Inc.                                                    3,533,518
                98,900 *  NCI Building Systems, Inc.                                                    3,243,920
               109,000    United Industrial Corporation                                                 3,895,660
               172,800    Wabtec Corporation                                                            3,711,744
                70,400 *  Washington Group International, Inc.                                          3,598,848
               124,900    Watson Wyatt & Company Holdings - Class "A"                                   3,201,187
                48,000    Woodward Governor Company                                                     4,033,440
-----------------------------------------------------------------------------------------------------------------
                                                                                                       47,961,671
-----------------------------------------------------------------------------------------------------------------
                          Information Technology--19.1%
               198,000 *  Avnet, Inc.                                                                   4,460,940
               107,300 *  Cabot Microelectronics Corporation                                            3,110,627
               230,100 *  Convergys Corporation                                                         3,272,022
               159,600 *  eFunds Corporation                                                            2,871,204
                95,800    Imation Corporation                                                           3,716,082
               123,400 *  Intergraph Corporation                                                        4,252,364
                78,500 *  International Rectifier Corporation                                           3,746,020
               269,600 *  MEMC Electronic Materials, Inc.                                               4,251,592
               163,600 *  Overland Storage, Inc.                                                        1,560,744
                96,000 *  Rogers Corporation                                                            3,892,800
               149,800    Sabre Holdings Corporation - Class "A"                                        2,988,510
               436,500 *  Tyler Technologies, Inc.                                                      3,299,940
                89,900 *  Varian Semiconductor Equipment Associates, Inc.                               3,326,300
-----------------------------------------------------------------------------------------------------------------
                                                                                                       44,749,145
-----------------------------------------------------------------------------------------------------------------
                          Materials--1.4%
                63,900    AptarGroup, Inc.                                                              3,246,120
-----------------------------------------------------------------------------------------------------------------
                          Telecommunication Services--4.6%
                95,800    CenturyTel, Inc.                                                              3,317,554
               321,500 *  Premiere Global Services, Inc.                                                3,629,735
               102,500    Telephone & Data Systems, Inc. - Special Shares                               3,929,850
-----------------------------------------------------------------------------------------------------------------
                                                                                                       10,877,139
-----------------------------------------------------------------------------------------------------------------
                          Utilities--6.3%
               121,300    Atmos Energy Corporation                                                      3,493,440
               261,800 *  CMS Energy Corporation                                                        3,942,708
               185,200    Duquesne Light Holdings, Inc.                                                 3,459,536
               160,100    Pepco Holdings, Inc.                                                          3,832,794
-----------------------------------------------------------------------------------------------------------------
                                                                                                       14,728,478
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $204,427,703)                                                      223,960,638
-----------------------------------------------------------------------------------------------------------------
                          SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--4.3%
               $10,100 M  Federal Home Loan Bank, 2.6%, 7/1/05 (cost $10,100,000)                      10,100,000
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $214,527,703)                                           100.0%       234,060,638
Excess of Liabilities Over Other Assets                                                     .0            (89,129)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%      $233,971,509
=================================================================================================================

* Non-income producing

At June 30, 2005, the cost of investments for federal income tax purposes was $214,744,155. Accumulated net unrealized appreciation on investments was $19,316,483, consisting of $24,736,152 gross unrealized appreciation and $5,419,669 gross unrealized depreciation.

Portfolio of Investments (unaudited)
FIRST INVESTORS FOCUSED EQUITY FUND
June 30, 2005


-----------------------------------------------------------------------------------------------------------------
                Shares    Security                                                                          Value
-----------------------------------------------------------------------------------------------------------------
                          COMMON STOCKS--100.1%
                          Consumer Discretionary--9.4%
                23,900 *  Comcast Corporation - Special Class "A"                                        $715,805
                 9,200 *  Kohl's Corporation                                                              514,372
                20,500    Lowe's Companies, Inc.                                                        1,193,510
               129,700 *  Time Warner, Inc.                                                             2,167,287
                25,400    Viacom, Inc. - Class "B"                                                        813,308
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,404,282
-----------------------------------------------------------------------------------------------------------------
                          Consumer Staples--9.5%
                22,600    Altria Group, Inc.                                                            1,461,316
                16,200    General Mills, Inc.                                                             757,998
                24,800    PepsiCo, Inc.                                                                 1,337,464
                35,300    Procter & Gamble Company                                                      1,862,075
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,418,853
-----------------------------------------------------------------------------------------------------------------
                          Energy--11.1%
                50,700    ConocoPhillips                                                                2,914,743
                18,500    GlobalSantaFe Corporation                                                       754,800
                 9,200    Noble Energy, Inc.                                                              695,980
                25,900    Schlumberger, Ltd.                                                            1,966,846
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,332,369
-----------------------------------------------------------------------------------------------------------------
                          Financials--17.3%
                14,720    American International Group, Inc.                                              855,232
                51,400    Bank of America Corporation                                                   2,344,354
                48,100    Citigroup, Inc.                                                               2,223,663
                12,700    Golden West Financial Corporation                                               817,626
                23,600    Merrill Lynch & Company, Inc.                                                 1,298,236
                13,600    Principal Financial Group, Inc.                                                 569,840
                28,384    St. Paul Travelers Companies, Inc.                                            1,122,020
                13,900    State Street Corporation                                                        670,675
-----------------------------------------------------------------------------------------------------------------
                                                                                                        9,901,646
-----------------------------------------------------------------------------------------------------------------
                          Health Care--17.4%
                33,600    Abbott Laboratories                                                           1,646,736
                30,000    Baxter International, Inc.                                                    1,113,000
                11,400    Eli Lilly & Company                                                             635,094
                10,000 *  Genzyme Corporation                                                             600,900
                12,600    HCA, Inc.                                                                       714,042
                27,600    Medtronic, Inc.                                                               1,429,404
                39,500    Pfizer, Inc.                                                                  1,089,410
                39,500    Schering-Plough Corporation                                                     752,870
                13,500 *  WellPoint, Inc.                                                                 940,140
                22,900    Wyeth                                                                         1,019,050
-----------------------------------------------------------------------------------------------------------------
                                                                                                        9,940,646
-----------------------------------------------------------------------------------------------------------------
                          Industrials--11.9%
                17,100    Boeing Company                                                                1,128,600
                 9,300    General Dynamics Corporation                                                  1,018,722
                59,800    General Electric Company                                                      2,072,070
                 7,600    Ingersoll-Rand Company - Class "A"                                              542,260
                25,600    Tyco International, Ltd.                                                        747,520
                25,000    United Technologies Corporation                                               1,283,750
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,792,922
-----------------------------------------------------------------------------------------------------------------
                          Information Technology--18.2%
                35,000    Analog Devices, Inc.                                                          1,305,850
                63,900 *  Cisco Systems, Inc.                                                           1,221,129
                57,200 *  Corning, Inc.                                                                   950,664
                26,700 *  Dell, Inc.                                                                    1,054,917
                 6,200 *  Electronic Arts, Inc.                                                           350,982
               108,300    Microsoft Corporation                                                         2,690,172
                49,800    Nokia Corporation - Class "A" (ADR)                                             828,672
                30,700    Texas Instruments, Inc.                                                         861,749
                33,900 *  Yahoo!, Inc.                                                                  1,174,635
-----------------------------------------------------------------------------------------------------------------
                                                                                                       10,438,770
-----------------------------------------------------------------------------------------------------------------
                          Materials--3.1%
                13,400    Air Products & Chemicals, Inc.                                                  808,020
                22,400    Du Pont (E.I.) de Nemours & Company                                             963,424
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,771,444
-----------------------------------------------------------------------------------------------------------------
                          Telecommunication Services--2.2%
                40,000 *  Nextel Communications, Inc. - Class "A"                                       1,292,400
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $51,842,964)                                                        57,293,332
-----------------------------------------------------------------------------------------------------------------
                          REPURCHASE AGREEMENT--.2%
                  $105 M  UBS Securities, 2.93%, dated 6/30/05 to be
                            repurchased at $105,009 on 7/1/05
                            (collateralized by U.S. Treasury Bonds,
                            5.5%, 8/15/28, valued at $108,271)
                            (cost $105,000)                                                               105,000
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $51,947,964)                                            100.3%        57,398,332
Excess of Liabilites Over Other Assets                                                     (.3)          (143,708)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%       $57,254,624
==================================================================================================================

* Non-income producing

Summary of Abbreviations:
  ADR  American Depositary Receipts

At June 30, 2005, the cost of investments for federal income tax purposes was $52,230,520. Accumulated net unrealized appreciation on investments was $5,167,812, consisting of $7,639,002 gross unrealized appreciation and $2,471,190 gross unrealized depreciation.

Portfolio of Investments (unaudited)
FIRST INVESTORS GLOBAL FUND, INC.
June 30, 2005


-----------------------------------------------------------------------------------------------------------------
                Shares    Security                                                                          Value
-----------------------------------------------------------------------------------------------------------------
                          COMMON STOCKS--97.5%
                          United States--50.4%
                51,700    Abbott Laboratories                                                          $2,533,817
                31,800    Air Products & Chemicals, Inc.                                                1,917,540
                44,600    Alcoa, Inc.                                                                   1,165,398
                34,600    Altria Group, Inc.                                                            2,237,236
                22,553    American International Group, Inc.                                            1,310,329
                22,200    Analog Devices, Inc.                                                            828,282
                86,300    Bank of America Corporation                                                   3,936,143
                35,500    Baxter International, Inc.                                                    1,317,050
                26,200    Boeing Company                                                                1,729,200
                 8,100    Capital One Financial Corporation                                               648,081
                 8,500    Caterpillar, Inc.                                                               810,135
                97,400 *  Cisco Systems, Inc.                                                           1,861,314
                74,249    Citigroup, Inc.                                                               3,432,531
                31,200 *  Comcast Corporation - Special Class "A"                                         934,440
                76,800    ConocoPhillips                                                                4,415,232
               124,700 *  Corning, Inc.                                                                 2,072,514
                13,400    D.R. Horton, Inc.                                                               503,974
                40,800 *  Dell, Inc.                                                                    1,612,008
                34,300    DuPont (E.I.) de Nemours & Company                                            1,475,243
                21,200 *  Electronic Arts, Inc.                                                         1,200,132
                17,400    Eli Lilly & Company                                                             969,354
                20,400    First Data Corporation                                                          818,856
                24,000 *  Fiserv, Inc.                                                                  1,030,800
                15,800 *  Fisher Scientific International, Inc.                                         1,025,420
                 9,900    Freddie Mac                                                                     645,777
                31,000    Gap, Inc.                                                                       612,250
                 9,300    General Dynamics Corporation                                                  1,018,722
                95,500    General Electric Company                                                      3,309,075
                17,800    General Mills, Inc.                                                             832,862
                34,300 *  Genzyme Corporation                                                           2,061,087
                37,600    GlobalSantaFe Corporation                                                     1,534,080
                22,200    Golden West Financial Corporation                                             1,429,236
                28,100    HCA, Inc.                                                                     1,592,427
                51,700 *  Health Net, Inc.                                                              1,972,872
                20,800    Ingersoll-Rand Company, Ltd. - Class "A"                                      1,484,080
                58,660    Intel Corporation                                                             1,528,680
                18,900    Kellogg Company                                                                 839,916
                11,500 *  Kohl's Corporation                                                              642,965
                33,000 *  Lamar Advertising Company - Class "A"                                         1,411,410
                31,300    Lowe's Companies, Inc.                                                        1,822,286
                29,900    Market 2000+ Holders Trust                                                    1,604,135
                42,400    Medtronic, Inc.                                                               2,195,896
                36,400    Merrill Lynch & Company, Inc.                                                 2,002,364
                31,600    Michaels Stores, Inc.                                                         1,307,292
                17,500    Microchip Technology, Inc.                                                      518,350
               166,400    Microsoft Corporation                                                         4,133,376
                30,500    Motorola, Inc.                                                                  556,930
                61,400 *  Nextel Communications, Inc. - Class "A"                                       1,983,834
                50,500    Noble Energy, Inc.                                                            3,820,325
                36,700    Northern Trust Corporation                                                    1,673,153
                38,000    PepsiCo, Inc.                                                                 2,049,340
                54,025    Pfizer, Inc.                                                                  1,490,010
                66,100    PG&E Corporation                                                              2,481,394
                72,600 *  Polycom, Inc.                                                                 1,082,466
                11,700    Precision Castparts Corporation                                                 911,430
                55,300    Procter & Gamble Company                                                      2,917,075
                11,100    Rockwell Collins, Inc.                                                          529,248
                85,300    Schering-Plough Corporation                                                   1,625,818
                25,900    Schlumberger, Ltd.                                                            1,966,846
                25,600    Simon Property Group, Inc. (REIT)                                             1,855,744
                43,725    St. Paul Travelers Companies, Inc.                                            1,728,449
                20,500    State Street Corporation                                                        989,125
                62,200 *  Symbol Technologies, Inc.                                                       613,914
                52,800    Texas Instruments, Inc.                                                       1,482,096
               199,500 *  Time Warner, Inc.                                                             3,333,645
                39,200    Tyco International, Ltd.                                                      1,144,640
                39,000    United Technologies Corporation                                               2,002,650
                35,800    UnumProvident Corporation                                                       655,856
                40,200    Viacom, Inc. - Class "B"                                                      1,287,204
                10,000    Vulcan Materials Company                                                        649,900
                21,000 *  WellPoint, Inc.                                                               1,462,440
                35,300    Wyeth                                                                         1,570,850
                52,200 *  Yahoo!, Inc.                                                                  1,808,730
                12,700    Yum! Brands, Inc.                                                               661,416
                17,200    Zions Bancorporation                                                          1,264,716
-----------------------------------------------------------------------------------------------------------------
                                                                                                      119,883,411
-----------------------------------------------------------------------------------------------------------------
                          Japan--8.2%
                46,000    Canon, Inc.                                                                   2,424,330
                   226    East Japan Railway Company                                                    1,162,530
                50,000    Eisai Company, Ltd.                                                           1,683,060
                44,100    Electric Power Development Company, Ltd.                                      1,277,510
                11,500    Fast Retailing Company, Ltd.                                                    597,780
                   184    Japan Tobacco, Inc.                                                           2,457,540
                 7,300    Keyence Corporation                                                           1,637,740
                 6,000    ORIX Corporation                                                                901,002
                 9,700    Promise Company, Ltd.                                                           622,390
                56,000    Sankyo Company, Ltd.                                                          1,076,437
                27,300    Sony Corporation                                                                941,124
                23,200    Takeda Pharmaceutical Company, Ltd.                                           1,151,520
                23,610    Takefuji Corporation                                                          1,598,006
                   393 *  UFJ Holdings, Inc.                                                           2,049,940
-----------------------------------------------------------------------------------------------------------------
                                                                                                       19,580,909
-----------------------------------------------------------------------------------------------------------------
                          United Kingdom--7.6%
                62,352    AstraZeneca PLC                                                               2,582,819
               240,228    Centrica PLC                                                                    997,900
               345,254    EMI Group PLC                                                                 1,571,868
                54,571    Imperial Tobacco Group PLC                                                    1,470,160
               105,339    Reckitt Benckiser PLC                                                         3,105,980
               105,508    Royal Bank of Scotland Group PLC                                              3,188,501
               136,600    Vedanta Resources PLC                                                         1,236,476
             1,071,012    Vodafone Group PLC                                                            2,610,820
                57,453    Wolseley PLC                                                                  1,208,995
-----------------------------------------------------------------------------------------------------------------
                                                                                                       17,973,519
-----------------------------------------------------------------------------------------------------------------
                          France--7.2%
                 9,200    Air Liquide SA                                                                1,569,346
                46,367    Axa                                                                           1,160,298
                29,166    Essilor International SA                                                      1,995,011
                63,583    France Telecom SA                                                             1,859,764
                27,469    Sanofi-Aventis                                                                2,258,045
                45,881    Societe Television Francaise 1                                                1,220,901
               101,352    STMicroelectronics NV                                                         1,627,031
                 9,171    Total SA                                                                      2,157,295
                 2,353    Unibail                                                                         302,244
                96,403    Vivendi Universal SA                                                          3,041,480
-----------------------------------------------------------------------------------------------------------------
                                                                                                       17,191,415
-----------------------------------------------------------------------------------------------------------------
                          Switzerland--4.8%
                 9,800    Nestle SA - Registered                                                        2,509,094
                14,530    Roche Holding AG - Genusscheine                                               1,839,643
                64,100    UBS AG - Registered                                                           5,003,513
                11,924 *  Zurich Financial Services AG - Registered                                     2,055,124
-----------------------------------------------------------------------------------------------------------------
                                                                                                       11,407,374
-----------------------------------------------------------------------------------------------------------------
                          Canada--3.5%
                53,800    Canadian Pacific Railway, Ltd.                                                1,862,004
                38,400    Fairmont Hotels & Resorts, Inc.                                               1,337,472
                49,600    Petro-Canada                                                                  3,229,589
                50,600    Talisman Energy, Inc.                                                         1,896,260
-----------------------------------------------------------------------------------------------------------------
                                                                                                        8,325,325
-----------------------------------------------------------------------------------------------------------------
                          Netherlands--2.4%
                88,072 *  ASML Holding NV                                                               1,388,254
               310,800 *  Koninklijke Ahold NV                                                          2,558,644
                70,602    Koninklijke (Royal) Philips Electronics NV                                    1,786,419
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,733,317
-----------------------------------------------------------------------------------------------------------------
                          Germany--2.1%
                62,800 *  Bayerische Hypo-und Vereinsbank AG                                            1,634,625
               128,163    Deutsche Telekom AG - Registered                                              2,373,964
                 9,635    Muenchener Rueckversicherungs-Gesellschaft                                    1,027,656
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,036,245
-----------------------------------------------------------------------------------------------------------------
                          Italy--1.7%
               269,540    Banca Intesa SpA                                                              1,235,120
                74,251    Eni SpA                                                                       1,915,604
               108,300    Geox SpA                                                                        904,685
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,055,409
-----------------------------------------------------------------------------------------------------------------
                          Hong Kong--1.5%
               324,000    Esprit Holdings, Ltd.                                                         2,344,564
               130,000    Sun Hung Kai Properties, Ltd.                                                 1,283,560
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,628,124
-----------------------------------------------------------------------------------------------------------------
                          Sweden--1.4%
               111,580    Swedish Match AB                                                              1,268,125
               630,070 *  Telefonaktiebolaget LM Ericsson AB - Class                                    2,025,209
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,293,334
-----------------------------------------------------------------------------------------------------------------
                          Taiwan--1.2%
                91,500    AU Optronics Corporation (ADR)                                                1,550,010
               142,610    Taiwan Semiconductor Manufacturing Company                                    1,300,599
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,850,609
-----------------------------------------------------------------------------------------------------------------
                          Brazil--1.2%
                59,800    Companhia Vale Do Rio Doce (ADR)                                              1,750,944
                20,100    Petroleo Brasileiro SA - Petrobras (ADR)                                      1,047,813
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,798,757
-----------------------------------------------------------------------------------------------------------------
                          Spain--1.1%
               169,108    Banco Bilbao Vizcaya Argentaria SA                                            2,612,370
-----------------------------------------------------------------------------------------------------------------
                          Australia--.7%
               187,948    Santos, Ltd.                                                                  1,621,736
-----------------------------------------------------------------------------------------------------------------
                          Indonesia--.6%
                73,300    PT Telekomunikasi Indonesia (ADR)                                             1,528,305
-----------------------------------------------------------------------------------------------------------------
                          Denmark--.5%
                24,320    Carlsberg A/S - Class "B"                                                     1,248,537
-----------------------------------------------------------------------------------------------------------------
                          Ireland--.5%
                26,100 *  Ryanair Holdings PLC (ADR)                                                    1,170,324
-----------------------------------------------------------------------------------------------------------------
                          Turkey--.5%
                89,685    Turkcell Iletisim Hizmetleri AS (ADR)                                         1,134,515
-----------------------------------------------------------------------------------------------------------------
                          Austria--.4%
                22,100    Wienerberger AG                                                               1,026,607
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $200,684,328)                                                      232,100,142
-----------------------------------------------------------------------------------------------------------------
                          WARRANTS--.0%
                          United States
                 5,850 *  Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                           4,505
-----------------------------------------------------------------------------------------------------------------
                          PREFERRED STOCKS--.0%
                          Brazil
                23,000 *  Vale do Rio Doce - Class "B" (cost $0)**                                            230
-----------------------------------------------------------------------------------------------------------------
                          REPURCHASE AGREEMENT--1.5%
                $3,645 M  UBS Securities, 2.93% dated 6/30/05, to be
                            repurchased at $3,645,297 on 7/1/05
                            (collateralized by U.S. Treasury Bonds,
                            8.125%, 8/15/21, valued at $3,741,647
                            (cost $3,645,000)                                                           3,645,000
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $204,329,328)                                            99.0%       235,749,877
Other Assets, Less Liabilities                                                             1.0          2,319,812
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%      $238,069,689
=================================================================================================================

 * Non-income producing

** Securities fair valued as determined in good faith pursuant to procedures adopted by the Board. At June 30, 2005, the Fund held one security with a value of $230 representing 0.0% of the Fund's net assets.

Summary of Abbreviations:
   ADR    Americn Depositary Receipts
   REIT   Real Estate Investment Trust

At June 30, 2005, the cost of investments for federal income tax purposes was $204,793,763. Accumulated net unrealized appreciation on investments was $30,956,114, consisting of $35,322,606 gross unrealized appreciation and $4,366,492 gross unrealized depreciation.

FIRST INVESTORS GLOBAL FUND, INC.
June 30, 2005


Sector diversification of the portfolio was as follows:
-----------------------------------------------------------------------------------------------------------------
                                                                                      Percentage
Sector                                                                               of Net Assets          Value
-----------------------------------------------------------------------------------------------------------------
Energy                                                                                    9.9%         23,604,780
Pharmaceuticals & Biotechnology                                                           8.7          20,842,461
Banks                                                                                     7.6          17,996,430
Diversified Financials                                                                    7.1          16,870,165
Technology Hardware & Equipment                                                           6.5          15,440,940
Capital Goods                                                                             6.4          15,175,012
Food Beverage & Tobacco                                                                   6.3          14,912,810
Media                                                                                     5.4          12,800,947
Health Care Equipment & Services                                                          4.9          11,561,115
Telecommunication Services                                                                4.8          11,491,202
Materials                                                                                 4.1           9,764,847
Software & Services                                                                       3.8           8,991,894
Semiconductors & Semiconductor Equipment                                                  3.6           8,673,291
Insurance                                                                                 3.3           7,937,712
Retailing                                                                                 3.1           7,327,137
Household & Personal Products                                                             2.5           6,023,055
Utilities                                                                                 2.0           4,756,804
Transportation                                                                            1.8           4,194,858
Consumer Durables & Apparel                                                               1.7           4,136,202
Real Estate                                                                               1.4           3,441,548
Food & Staples Retailing                                                                  1.1           2,558,644
Consumer Services                                                                         0.8           1,998,888
Pooled Vehicle                                                                            0.7           1,604,135
Repurchase Agreement                                                                      1.5           3,645,000
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                               99.0         235,749,877
Other Assets, Less Liabilities                                                            1.0           2,319,812
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%       $238,069,689
=================================================================================================================

FOOTNOTES

Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  August 26, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  August 26, 2005